As filed with the Securities and Exchange Commission on March 2 , 2015
Securities Act File No. 333-201692

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No. ☐

Post-Effective Amendment No.  1

Voya Mutual Funds

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

Voya Investment Management

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006-2401

It is proposed that this filing will become effective immediately , pursuant to Rule 485(b)

under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class A, Class I, and Class W of Voya Global Value Advantage Fund

Voya Global Natural Resources Fund

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 992-0180

March 12 , 2015

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of Voya Global Natural Resources Fund (“Global Natural Resources Fund”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of Global Natural Resources Fund. The Special Meeting is scheduled for 1:00 p.m., Local time, on May 5, 2015, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting shareholders of Global Natural Resources Fund will be asked to vote on the proposed reorganization (the “Reorganization”) of Global Natural Resources Fund with and into Voya Global Value Advantage Fund (“Global Value Fund”) (together with Global Natural Resources Fund, the “Funds”). The Funds are members of the Voya family of funds.

If the Reorganization is approved by shareholders, you will become a shareholder of Global Value Fund beginning on the date the Reorganization occurs. The Reorganization would provide shareholders of Global Natural Resources Fund with an opportunity to participate in a fund that seeks long-term capital growth and current income.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than May 4, 2015.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

Voya Global Natural Resources Fund

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 992-0180

Scheduled for May 5, 2015

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of Voya Global Natural Resources Fund (“Global Natural Resources Fund”) is scheduled for 1:00 p.m., Local time on May 5, 2015, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, Global Natural Resources Fund’s shareholders will be asked:

1.	To approve an Agreement and Plan of Reorganization by and between Global Natural Resources Fund and Voya Global Value Advantage Fund (“Global Value Fund”), providing for the reorganization of Global Natural Resources Fund with and into Global Value Fund (the “Reorganization”); and

2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Trustees of Global Natural Resources Fund recommends that you vote “FOR” the Reorganization.

Shareholders of record as of the close of business on February 6, 2015, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot by May 4, 2015, so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by submitting a revised Proxy Ballot, by giving written notice of revocation to Global Natural Resources Fund or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

March 12 , 2015

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PROXY STATEMENT/PROSPECTUS

March 12 , 2015

Special Meeting of Shareholders

of Voya Global Natural Resources Fund

Scheduled for May 5, 2015

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:

Voya Global Natural Resources Fund (A series of Voya Mutual Funds) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 992-0180	Voya Global Value Advantage Fund (A series of Voya Mutual Funds) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 992-0180
(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on May 5, 2015
This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya

The Prospectus/Proxy Statement explains concisely what you should know before voting on the matter described herein or investing in Voya Global Value Advantage Fund. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about Voya Global Natural Resources Fund (“Global Natural Resources Fund”) and Voya Global Value Advantage Fund (“Global Value Fund,” and together with Global Natural Resources Fund, the “Funds”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By Phone:	(800) 992-0180

By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

By Internet:	www.voyainvestments.com/literature

The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated March 12 , 2015, relating to this Proxy Statement/Prospectus;

2.	The Prospectuses and Statement of Additional Information dated February 27, 2015 for Global Natural Resources Fund; and

3.	The Prospectuses and Statement of Additional Information dated February 27, 2015 for Global Value Fund.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Funds’ SEC file numbers. The file number for the document listed above as (1) is 333-201692 . The file number for the documents listed above as (2) and (3) is 033-56094.

Introduction

What is happening?

On September 12, 2014, the Board of Trustees of Voya Global Natural Resources Fund (“Global Natural Resources Fund”) and Voya Global Value Advantage Fund (“Global Value Fund,” together with Global Natural Resources Fund, the “Funds”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of Global Natural Resources Fund with and into Global Value Fund (the “Reorganization”). The Reorganization Agreement requires shareholder approval, and, if approved, is expected to be effective at the close of business on May 22, 2015, or such other date as the parties may agree (the “Closing Date”).

Why did you send me this booklet?

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot for Global Natural Resources Fund. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

Because you, as a shareholder of Global Natural Resources Fund, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Global Value Fund, this Proxy Statement also serves as a prospectus for Global Value Fund. Global Value Fund is an open-end management investment company, which seeks long-term capital growth and current income, as described more fully below.

Who is eligible to vote?

Shareholders holding an investment in shares of Global Natural Resources Fund as of the close of business on February 6, 2015 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.

•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.

•	By Mail. Mark the enclosed Proxy Ballot, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot.

•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

To be certain your vote will be counted, a properly executed Proxy Ballot must be received no later than 5:00 p.m., Local time, on May 4, 2015.

Should shareholders require additional information regarding the Special Meeting, they may contact the Proxy Solicitor toll-free at (866) 704-4437. (See “General Information” for more information on the Proxy Solicitor.)

How does the Board recommend that I vote?

The Board recommends that shareholders vote “FOR” the Reorganization.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on May 5, 2015, at 1:00 p.m., Local time, and, if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

1

Summary of the Proposed ReorGanization

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about Global Value Fund, please consult Appendix B and Global Value Fund’s prospectus dated February 27, 2015.

On September 12, 2014, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of Global Natural Resources Fund to Global Value Fund in exchange for shares of beneficial interest of Global Value Fund;

•	the assumption by Global Value Fund of all the liabilities of Global Natural Resources Fund;

•	the distribution of shares of Global Value Fund to the shareholders of Global Natural Resources Fund; and

•	the complete liquidation of Global Natural Resources Fund.

If shareholders of Global Natural Resources Fund approve the Reorganization, each owner of Class A, Class I, and Class W shares of Global Natural Resources Fund would become a shareholder of the corresponding share class of Global Value Fund. The Reorganization is expected to be effective on the Closing Date. Each shareholder of Global Natural Resources Fund will hold, immediately after the close of the Reorganization (the “Closing”), shares of Global Value Fund having an aggregate value equal to the aggregate value of the shares of Global Natural Resources Fund held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Funds have different investment objectives. Global Natural Resources Fund seeks to attain long- term capital appreciation while Global Value Fund seeks long-term capital growth and current income.

•	The Funds have different principal investment strategies. Under normal market conditions, Global Natural Resources Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. Global Value Fund invests primarily in the equity securities of companies located in a number of different counties, one of which may be the United States and does not limit its investments to companies in the natural resources industries. Global Natural Resources Fund is non-diversified, while Global Value Fund is diversified.

•	Voya Investments, LLC (“Voya Investments” or the “Adviser”) serves as the investment adviser to both Funds. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) serves as the sub-adviser to both Funds.

•	Each Fund is distributed by Voya Investments Distributor, LLC (the “Distributor”).

•	The net expenses experienced by shareholders of Global Natural Resources Fund are expected to decrease as a result of the Reorganization.

•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Funds. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.

•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Global Natural Resources Fund nor its shareholders, nor Global Value Fund nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

2

Approval of the Reorganization

What is the proposed Reorganization?

Shareholders of Global Natural Resources Fund are being asked to approve a Reorganization Agreement, providing for the reorganization of Global Natural Resources Fund with and into Global Value Fund. If the Reorganization is approved, shareholders of Global Natural Resources Fund will become shareholders of Global Value Fund as of the Closing.

Why is a Reorganization proposed?

The Adviser and its affiliates are in the process of conducting a comprehensive review of the mutual funds offered within the Voya family of funds. At the September 2014 Board meeting, the Adviser presented to the Board a series of proposals, including the Reorganization, which were intended to enhance the efficiency and reduce the complexity of Voya family of funds by, among other things, eliminating sector funds from the Voya family of funds. In support of its Reorganization proposal, the Adviser noted that shareholders of Global Natural Resources Fund are expected to benefit from a reduction in net expenses as shareholders of Global Value Fund.

How do the Investment Objectives compare?

As described in the chart that follows, the Funds have different investment objectives.

	Global Natural Resources Fund	Global Value Fund
Investment Objective	The Fund seeks to attain long- term capital appreciation.	The Fund seeks long-term capital growth and current income.

How do the fees and expenses compare?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Pro Forma fees and expenses, which are the estimated fees and expenses of Global Value Fund after giving effect to the Reorganization, assume the Reorganization occurred on October 31, 2014.

Shareholders of Global Natural Resources Fund will not pay any sales charges in connection with the Reorganization. For purposes of any contingent deferred sales charges, the purchase date of any shares received in the Reorganization will be the same as the purchase date that was applicable to your shares of Global Natural Resources Fund.

You may qualify for sale charge discounts if you and your family invest or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of each Fund’s Prospectus and Statement of Additional Information each dated February 27, 2015.

Shareholder Fees Fees paid directly from your investment
Class	Maximum sales charge (load) as a % of offering price			Maximum deferred sales charge as a % of purchase or sales price, whichever is less
	Global Natural Resources Fund	Global Value Fund	Global Value Fund Pro Forma	Global Natural Resources Fund	Global Value Fund	Global Value Fund Pro Forma
A	5.75	5.75	5.75	None[1]	None[1]	None[1]
I	None	None	None	None	None	None
W	None	None	None	None	None	None

Annual Fund Operating Expenses[2] Expenses you pay each year as a % of the value of your investment
		Global Natural Resources Fund	Global Value Fund	Global Value Fund Pro Forma
Class A
Management Fees	%	0.89	0.90	0.85
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Administrative Services Fees	%	0.10	0.10	0.10
Other Expenses	%	0.33	0.24	0.23
Total Annual Fund Operating Expenses	%	1.57	1.49	1.43
Waivers and Reimbursements	%	-0.07[3]	-0.14[4]	-0.08[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.50	1.35	1.35

3

Annual Fund Operating Expenses[2] Expenses you pay each year as a % of the value of your investment
		Global Natural Resources Fund	Global Value Fund	Global Value Fund Pro Forma
Class I
Management Fees	%	0.89	0.90	0.85
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Administrative Services Fees	%	0.10	0.10	0.10
Other Expenses	%	0.22	0.21	0.19
Total Annual Fund Operating Expenses	%	1.21	1.21	1.14
Waivers and Reimbursements	%	None[3]	-0.11[4]	-0.04[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.21	1.10	1.10

Class W
Management Fees	%	0.89	0.90	0.85
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Administrative Services Fees	%	0.10	0.10	0.10
Other Expenses	%	0.33	0.24	0.23
Total Annual Fund Operating Expenses	%	1.32	1.24	1.18
Waivers and Reimbursements	%	-0.07[3]	-0.14[4]	-0.08[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.25	1.10	1.10

1.	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

2.	Expense ratios have been adjusted to reflect current contractual rates.

3.	The Adviser is contractually obligated to limit expenses to 2.00%, 1.75%, and 1.75% for Class A, Class I, and Class W shares, respectively, through March 1, 2017. This limitation is subject to recoupment by the Adviser within 36 months of the waiver or reimbursement. The Adviser is contractually obligated to further limit expenses to 1.50%, 1.25%, and 1.25% for Class A, Class I, and Class W shares, respectively, through March 1, 2017. Any fees waived pursuant to this limitation shall not be eligible for recoupment. Termination or modification of these obligations requires approval by the Board. The limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

4.	The Adviser and Distributor are contractually obligated to limit expenses to 1.35%, 1.10%, and 1.10% for Class A, Class I, and Class W shares, respectively, through March 1, 2017. The limitation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Adviser and Distributor within 36 months of the waiver or reimbursement.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Funds with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Funds for the time periods indicated. The Examples also assume that your investment had a 5% return during each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

		Global Natural Resources Fund				Global Value Fund				Global Value Fund Pro Forma
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$719	1,036	1,375	2,329	705	1,006	1,329	2,241	705	994	1,305	2,183
I	Sold or Held	$123	384	665	1,466	112	373	654	1,456	112	358	624	1,383
W	Sold or Held	$127	411	717	1,584	112	380	668	1,488	112	367	641	1,425

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?

As discussed in more detail in the table below, the Funds have different principal investment strategies. Global Natural Resources Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. Global Value Fund invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States, and does not limit its investments to companies in the natural resources industries. Global Natural Resources Fund is non-diversified, while Global Value Fund is diversified. Both Funds may invest without limit in countries with developing or emerging markets and may invest in common and preferred stocks, warrants, and convertible securities.

	Global Natural Resources Fund	Global Value Fund
Investment Strategies	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be	Under normal market conditions, the Fund invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States. Equity securities include common and preferred stocks, warrants, and convertible

4

Global Natural Resources Fund	Global Value Fund

the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing, or owning natural resource assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: integrated oil and gas; oil and gas exploration and production; oil and gas storage and transportation; oil and gas refining and marketing; coal and consumable fuels; energy equipment and services; metals and mining; precious metals; paper and forest products; containers and packaging; gas utilities; real estate investment trusts; industrial conglomerates; diversified consumer materials; electric utilities; and independent power producers and energy traders.

The Fund is permitted to invest up to a maximum of 50% of its assets in any single industry that is engaged in any of the types of natural resources industries set out above. The investment strategy is based on the belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types of commodities.

The Fund also may invest in securities issued by companies that are not in natural resources industries, investment-grade corporate debt, and repurchase agreements.

The Fund is permitted to invest directly in commodities including gold bullion and coins. The Fund may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Fund invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stock; partnerships, including master limited partnerships; restricted securities; and depositary receipts. The Fund normally invests in companies with a large capitalization, but may also invest in mid- and small-sized companies.

The Fund may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Fund is permitted to invest in derivative instruments, including futures and structured notes, whose value is linked to the price of a commodity or commodity index. The Fund typically uses derivatives for the purpose of cash equitization. The Fund generally keeps a small cash balance on hand to manage potential outflows. In order to maintain equity market exposure on that cash balance, the Fund securities. The Fund may invest without limit in countries with developing or emerging markets. The Fund does not limit its investments to companies in any particular market capitalization range.

The Fund may also invest in derivative instruments including futures or index futures to gain exposure to securities, security markets, market indices, or to seek to manage cash balances consistent with the Fund’s investment objectives and principal investment strategies.

The Fund may focus its investments in the financial services sector.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) seeks to construct an actively managed equity strategy designed to identify high quality dividend income securities focusing on both sustainability and growth of yield, as well as our proprietary fundamental research capabilities. The Sub Adviser seeks to construct a portfolio with a gross dividend yield that exceeds the average dividend yield of the companies in the MSCI All Country World IndexSM. The Sub-Adviser utilizes a valuation based screening process to assist in selection of companies according to criteria which include the following:

•     an above average dividend yield and stability and growth of dividend; and

•     companies which are profitable and have achieved an above average cash flow.

The Sub Adviser, from time to time, may select securities which do not meet all of these criteria. The Sub Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability and valuation characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

5

Global Natural Resources Fund	Global Value Fund

typically invests in derivatives designed to track broad equity market indices.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The sub-adviser (“Sub-Adviser”) may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

How do the Principal Risks compare?

The following table summarizes and compares the principal risks of investing in the Funds.

Risks	Global Natural Resources Fund	Global Value Fund
Commodities. The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.	✓
Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.	✓	✓
Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.		✓
Concentration. As a result of the Fund “concentrating,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries or single country or region, the Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities in which the Fund concentrates fall out of favor, the Fund could underperform funds that have greater diversification.	✓
Credit. Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.	✓	✓
Currency. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.	✓	✓
Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.	✓	✓

6

Risks	Global Natural Resources Fund	Global Value Fund
Focused Investing. To the extent that the Fund invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Fund assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.		✓
Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.	✓	✓
Interest Rate. With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Proxy Statement/Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase a Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.	✓	✓
Issuer Non-Diversification. The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.	✓
Investment Model. The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.		✓
Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.	✓	✓
Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Fund costs and impair the ability of the Fund to achieve its investment objectives.	✓	✓

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Risks	Global Natural Resources Fund	Global Value Fund
Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.	✓
Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.	✓	✓
Over-the-Counter Investments. Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Fund to counterparty risk.	✓
Real Estate Companies and Real Estate Investment Trusts (“REITs”). Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.	✓
Repurchase Agreements. In the event that the other party to a repurchase agreement defaults on its obligations, the Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss for the Fund. In addition, if the Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.	✓
Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.	✓	✓

How does Global Natural Resources Fund performance compare to Global Value Fund?

The following information is intended to help you understand the risks of investing in the Funds. The following bar charts show the changes in each Fund’s Class A shares’ performance from year to year, and the table compares their performance to the performance of broad-based securities market index/indices for the same period. Each Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Sales charges are not reflected in the bar charts. If they were, returns would be less than shown. However, the table includes all applicable fees and sales charges. The Funds’ past performance (before and after taxes) is no guarantee of future results.

8

Voya Global Natural Resources Fund - Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 1st, 2006, 22.92% and Worst quarter: 3rd, 2008, -30.45%

Voya Global Value Advantage Fund - Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 2nd, 2009, 26.13% and Worst quarter: 3rd, 2008, -18.10%

Average Annual Total Returns % (for the periods ended December 31, 2014)
		1 Year	5 Years	10 Years	Since Inception	Inception Date
Global Natural Resources Fund
Class A before taxes	%	-17.27	-0.30	5.60	N/A	12/03/1975
After tax on distributions	%	-17.35	-0.35	4.74	N/A
After tax on distributions with sale	%	-9.72	-0.22	4.47	N/A
S&P NANRS Index[1]	%	-9.77	4.28	7.65	N/A
Class I before taxes	%	-12.07	1.27	N/A	-0.07	08/01/2007
S&P NANRS Index[1]	%	-9.77	4.28	N/A	1.30
Class W before taxes	%	-12.14	1.14	N/A	-1.10	02/12/2008
S&P NANRS Index[1]	%	-9.77	4.28	N/A	0.89

Global Value Fund[2,3]
Class A before taxes	%	-8.34	4.17	7.31	N/A	04/19/1993
After tax on distributions	%	-9.06	3.43	6.90	N/A
After tax on distributions with sale	%	-4.14	3.32	5.99	N/A
MSCI ACW IndexSM 4,5%		4.16	9.17	6.09	N/A
MSCI EAFE® Index[4,5]	%	-4.90	5.33	4.43	N/A
Class I before taxes	%	-2.52	5.70	N/A	7.16	09/06/2006
MSCI ACW IndexSM 4,5%		4.16	9.17	N/A	4.90
MSCI EAFE® Index[4,5]	%	-4.90	5.33	N/A	2.12
Class W before taxes	%	-2.48	5.68	N/A	8.08	06/01/2009
MSCI ACW IndexSM 4,5%		4.16	9.17	N/A	11.67
MSCI EAFE® Index[4,5]	%	-4.90	5.33	N/A	8.01

1.	The index returns do not reflect deductions for fees, expenses, or taxes.

2.	Prior to December 1, 2014, the Fund had a different investment objective and principal investment strategies.

3.	Effective November 30, 2012, Voya Investment Management Co. LLC was appointed as the sub-adviser to the Fund along with changes to the Fund’s name and principal investment strategies. Performance prior to November 30, 2012 is attributable to a different sub-adviser.

4.	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses.

9

5.	On December 1, 2014, the fund changed its primary benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM because the MSCI ACW IndexSM is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.

How do certain characteristics of the Funds compare?

The following table compares certain characteristics of the Funds as of October 31, 2014.

	Global Natural Resources Fund		Global Value Fund
Net Assets	$79.4 million		$349.2 million
Portfolio Turnover Rate (for the period ended October 31, 2014)	58%		57%
Geographic Diversification[1] (as a percentage of net assets)	United States	82.7%	Japan	21.3%
	Canada	8.0%	France	14.0%
	United Kingdom	2.4%	United Kingdom	14.0%
	France	1.7%	Switzerland	11.7%
	Netherlands	1.6%	Netherlands	8.6%
	Australia	0.9%	Germany	6.9%
	Switzerland	0.2%	Australia	4.0%
	Assets in Excess of Other Liabilities[2]	2.5%	Italty	3.5%
	Net Assets	100.0%	Denmark	2.5%
			Sweden	2.2%
			Countries between 0.7%-2.2%[3]	10.0%
			Assets in Excess of Other Liabilities[2]	1.3%
			Net Assets	100.0%

Top Ten Holdings[1] (as a percentage of net assets)	ExxonMobil Corp.	9.1%	Royal Dutch Shell PLC – Class A	3.4%
	Schlumberger Ltd.	7.3%	Novartis AG	3.2%
	Chevron Corp.	6.1%	Roche Holding AG — Genusschein	2.9%
	Occidental Petroleum Corp.	5.5%	Total S.A.	2.8%
	EOG Resources, Inc.	4.6%	BHP Billiton Ltd.	2.1%
	Anadarko Petroleum Corp.	4.3%	Toyota Motor Corp.	2.0%
	Halliburon Co.	4.3%	Japan Tobacco, Inc.	1.9%
	Phillips 66	4.0%	Nestle S.A.	1.9%
	Hess Corp.	3.2%	Bayer AG	1.8%
	Valero Energy Corp.	3.1%	British American Tobacco PLC	1.8%

1.	Portfolio holdings are subject to change daily.

2.	Includes short-term investments.

3.	Includes 8 countries, which each represents 0.7%-2.2% of net assets.

How does the management of the Funds compare?

The following table describes the management of the Funds.

	Global Natural Resources Fund	Global Value Fund
Investment Adviser	Voya Investments, LLC (“Voya Investments”)	Voya Investments

Investment Advisory Fee (as a percentage of average daily net assets)	1.00% on assets up to $50 million; and 0.75% on assets in excess of $50 million

0.90% on the first $500 million of assets;

0.80% on the next $500 million of assets; and

0.75% of assets in excess of$1 billion

If shareholders approve the Reorganization, effective on the Closing Date:

0.850% on the first $500 million of assets;

0.800% on the next $500 million of assets; and

0.725% on assets in excess of $1 billion

Sub-Adviser	Voya Investment Management Co. LLC (“Voya IM”)	Voya IM

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	Global Natural Resources Fund	Global Value Fund
Sub-Advisory Fee (as a percentage of average daily net assets)	0.4500% of first $50 million of assets; and 0.3375% in excess of $50 million

0.4050% of first $500 million of assets;

0.3600% on next $500 million of assets; and

0.3375% for assets in excess of $1 billion

If shareholders approve the Reorganization, effective on the Closing Date:

0.3825% on the first $500 million of assets;

0.3600% on the next $500 million of assets; and

0.3263% on assets in excess of $1 billion.

Portfolio Managers	Joseph Basset (since 04/10) John Bailey (since 08/11) James Swain (since 04/12)	Martin Jansen (since 11/12) David Rabinowitz (since 11/12) Christopher F. Corapi (since 12/14) Vincent Costa (since 12/14) James Ying (since 12/14)
Administrator	Voya Funds Services, LLC (“Administrator”)	Administrator

Administrative Fee (as a percentage of average daily net assets)	0.10%	0.10%
Distributor	Voya Investments Distributor, LLC (“Distributor”)	Distributor

Advisers to the Funds

Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Funds. Voya Investments has overall responsibility for the management of the Funds. Voya Investments oversees all investment advisory and portfolio management services for the Funds. Voya Investments is registered with the SEC as an investment adviser.

The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. (formerly, ING U.S., Inc.). Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of the date of this Proxy Statement/Prospectus, Voya Financial, Inc. is a subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin, with operations in more than 40 countries.

Voya Investments' principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2014, Voya Investments managed approximately $54 billion in assets.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and is required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Funds. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Funds in connection with the IPO. In addition, in 2013, shareholders of each Fund approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Adviser or a current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and affiliated sub-advisory agreements. At that meeting, the Adviser represented that the

11

agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Funds will not be asked to vote again on these new agreements with the Adviser and affiliated sub-advisers.

Sub-Adviser to the Funds

The Adviser has engaged a sub-adviser, Voya IM, to provide the day-to-day management of each Fund's portfolio. Voya IM is an affiliate of the Adviser.

The Adviser acts as a “manager-of-managers” for the Funds. The Adviser has ultimate responsibility, subject to the oversight of the Funds’ Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. The Funds and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Funds’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).

Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-advisers of the Funds the responsibility for day-to-day investment management subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers of the Funds. Pursuant to the exemptive relief, the Adviser, with the approval of the Funds’ Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate the Funds’ assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. In the event that the Adviser exercises its discretion to replace a sub-adviser of a Fund or add a new sub-adviser to a Fund, the Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of a Fund and a change to the investment strategies of the Fund.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Fund’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Fund.

Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM's principal office is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2014, Voya IM managed approximately $84.6 billion in assets.

Global Natural Resources Fund

The following individuals are jointly responsible for the day-to-day management of the Global Natural Resources Fund.

Joseph Basset, CFA, Portfolio Manager, joined Voya IM in June 2005 and is primarily responsible for covering the industrials, energy, and materials sectors. Prior to joining Voya IM, Mr. Basset had been employed by Banc One since 1998 where he covered semiconductor, information technology and communications equipment companies and was an analyst for the One Group Technology Fund.

John Bailey, Portfolio Manager and Senior Research Analyst for Voya IM, is responsible for covering the natural resources sector. Mr. Bailey joined Voya IM in 2011. Prior to joining Voya IM, he was founder, managing partner, and portfolio manager at 1859 Partners LLC beginning in 2009. From 2006 to 2009, Mr. Bailey was a portfolio manager at Carlyle Blue Wave Partners L.P. and from 2004 to 2006 he was a consultant and vice president at the Amaranth Group L.L.C. Mr. Bailey began his career with the Federal Reserve Bank of New York as a research associate in the bank supervision division.

James Swain, CFA, Portfolio Manager, is on the global natural resource strategies team. He joined Voya IM in 2002. Prior to that, he worked as a high-yield bond analyst with Strong Capital Management. Prior to that, he was a bank examiner with the FDIC.

Historical adviser/sub-adviser/name and strategies information for Core Equity Fund:
Effective Date	Fund Name	Sub-Adviser
10/09/06	ING Global Natural Resources Fund*	No change
03/01/02	ING Precious Metals Fund*	Voya IM
02/28/01	Pilgrim Precious Metals Fund	No change
07/28/00	Pilgrim Gold Fund*	No change
Prior to 7/28/00	Lexington Gold Fund	Lexington Management Corp.

*	The Fund’s name change resulted in a corresponding change to its principal investment strategies.

Global Value Fund

The following individuals are jointly responsible for the day-to-day management of Global Value Fund.

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Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of equities, joined Voya IM in February 2004. Prior to joining Voya IM, Mr. Corapi served as global head of equity research at Federated Investors since 2002. He served as head of U.S. equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and head of emerging markets research at JPMorgan Investment Management beginning in 1998.

Vincent Costa, CFA, Portfolio Manager, and Head of the Portfolio Engineering Group responsible for overseeing portfolio construction, is responsible for leading the portfolio implementation effort for all equity index funds and enhanced index funds. Mr. Costa joined Voya IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining Voya IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a senior portfolio manager, managing global index and enhanced index products.

Martin Jansen, Portfolio Manager, has primary responsibility for the International Value Strategy. Mr. Jansen was previously responsible for managing the transition of the U.S. equity trading facility and U.S. equity assets from ING Investment Management The Hague to Voya IM. He joined Voya IM in 1997 as senior manager to co-manage U.S. equity portfolios and was named head of the U.S. equity team in 1999. Prior to joining Voya IM, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

David Rabinowitz, Portfolio Manager, also serves as Head of International Equity and Director of Equity Research. Mr. Rabinowitz joined Voya IM in January 2008. He was employed by JPMorgan from May 2002 to November 2007 where he held several equity leadership positions. Most recently, he served as director of emerging markets equity research, and before that, was the director of global sector research. Previously, he was a global consumer strategist at UBS Warburg and prior to that, he was a U.S. equity analyst for Smith Barney and Sanford C. Bernstein & Company.

James Ying, CFA, Assistant Portfolio Manager and quantitative analyst for U.S. equities, joined Voya IM in 2011. Prior to joining Voya IM, Mr. Ying was a quantitative analyst with Piedmont Investment Advisors from 2009 to 2011, Numeric Investors from 2006 to 2009, and Goldman Sachs Asset Management from 2000 to 2006.

Historical adviser/sub-adviser/name and strategies information for Core Equity Fund:
Effective Date	Fund Name	Sub-Adviser
12/01/14	Voya Global Value Advantage Fund*	No change
11/30/12	ING International Value Equity Fund	Voya IM**
04/24/06	No change	Tradewinds Global Investors, LLC***
02/01/05	ING Global Value Choice Fund	NWQ Investment Management Company, LLC**
08/01/03	No change	Voya IM****
10/01/00	ING Worldwide Growth Fund	Voya Investments, LLC

*	Change resulted in a corresponding change to its principal investment strategies.

**	The Sub-Adviser change resulted in a corresponding change to the Fund’s principal investment strategies. Performance prior to the effective date is attributatable to the previous Sub-Adviser.

***	The name of the Sub-Adviser changed.

****	Voya Investments, LLC, the Fund’s investment adviser, directly managed the Fund until August 3, 2003, when Voya IM began serving as the Fund’s Sub-Adviser.

Administrator

The Administrator serves as administrator to each Fund and receives an annual administrative services fee equal to 0.10% of each Fund's average daily net assets.

Subject to the supervision of the Board, the Administrator provides all administrative services reasonably necessary for the ordinary operation of each Fund other than the investment advisory services performed by the Adviser and Sub-Adviser including, but not limited to, acting as a liaison among the various service providers to the Funds, including the custodian, transfer agent, and such other service providers as may be retained by the Funds. The Administrator provides each Fund, at the Administrator's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Funds.

Distributor

The Distributor is the principal underwriter and distributor of each Fund. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

13

Additional Information about the Funds

Form of Organization

The Funds are organized as separate series of Voya Mutual Funds (“VMF”), an open-end management investment company organized as a Delaware business trust. VMF is governed by a board consisting of 12 members. For more information on the history of VMF, see the Statement of Additional Information for each Fund dated February 27, 2015 .

Dividends and Other Distributions

The Funds generally distribute most or all of their net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Each Fund distributes capital gains, if any, annually. Each fund also declares dividends and pays dividends consisting of ordinary income, if any, annually.

To comply with federal tax regulations, the Funds may also pay an additional capital gains distribution.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of October 31, 2014 and on a pro forma basis as of October 31, 2014, giving effect to the Reorganization.

	Global Natural Resources Fund	Global Value Fund	Adjustments	Global Value Fund Pro Forma
Class A
Net Assets	$73,469,338	186,002,933	—	259,472,271
Net Asset Value Per Share	$9.73	31.66	—	31.66
Shares Outstanding	7,551,177	5,874,650	(5,230,604)	8,195,223[1]

Class I
Net Assets	$4,832,314	44,585,693	—	49,418,007
Net Asset Value Per Share	$9.79	32.01	—	32.01
Shares Outstanding	493,531	1,392,659	(342,568)	1,543,622[1]

Class W
Net Assets	$1,145,961	3,420,947	—	4,566,908
Net Asset Value Per Share	$12.36	31.96	—	31.96
Shares Outstanding	92,698	107,032	(56,842)	142,888[1]

1.	Reflects new shares issued, net of retired shares of Global Natural Resources Fund. (Calculation: Net Assets ÷ Net Asset Value per share.)

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below. For more information on the terms of the Reorganization, please see the form of the Reorganization Agreement included in Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Global Natural Resources Fund in exchange for shares of beneficial interest of Global Value Fund and the assumption by Global Value Fund of all of Global Natural Resources Fund’s liabilities; and (ii) the distribution of shares of Global Value Fund to shareholders of Global Natural Resources Fund, as provided for in the Reorganization Agreement. Global Natural Resources Fund will then be liquidated.

Each shareholder of Class A, Class I, and Class W shares of Global Natural Resources Fund will hold, immediately after the Closing, the corresponding share class shares of Global Value Fund having an aggregate value equal to the aggregate value of the shares of Global Natural Resources Fund held by that shareholder as of the close of business on the Closing Date. In the interest of economy and convenience, shares of Global Value Fund generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Global Natural Resources Fund and that each Fund receives an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be reimbursed by the Adviser (or an affiliate). The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of

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holding the Special Meeting. The expenses of the Reorganization are estimated to be $145,000 and do not include the transition costs described in “Portfolio Transitioning” below.

Portfolio Transitioning

If the Reorganization Agreement is approved by shareholders, Voya IM is expected to sell a significant portion of Global Natural Resources Fund’s holdings shortly prior to the Closing Date to prepare for the Reorganization. The proceeds of such sales are expected to be invested in securities that Voya IM wishes for Global Value Fund to hold and in temporary investments, which will be delivered to Global Value Fund at the Closing.

Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a fund at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit costs include brokerage commissions, fees, and taxes. The explicit transition costs are estimated to be $95,000 and will be reimbursed by the Adviser or its affiliates. All the other costs of transitioning the Portfolios are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Funds.

During the transition period, Global Natural Resources Fund might not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing, Voya IM, as the sub-adviser to Global Value Fund, may also sell portfolio holdings that it acquired from Global Natural Resources Fund, and Global Value Fund may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Fund may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Fund during the transition period may be made at a disadvantageous time and could result in potential losses to the Funds.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither Global Natural Resources Fund nor its shareholders, nor Global Value Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Funds will receive an opinion from tax counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

Prior to the Closing Date, Global Natural Resources Fund will pay to shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. This distribution would be taxable to shareholders that are subject to tax.

Global Natural Resources Fund has approximate capital loss carryforwards as of June 30, 2014, of $14.4 million and Global Value Fund has approximate capital loss carryforwards of $1 billion as of such date. Sales by Global Natural Resources Fund of portfolio securities prior to the merger may result in realized gains or losses on such securities. Net realized gains in excess of prior year capital loss carryforwards (if any) would be distributed to shareholders of Global Natural Resources Fund prior to the merger. In a tax-free reorganization, the Global Value Fund would generally succeed to capital loss carryforwards of Global Natural Resources Fund on the transfer date pursuant to Section 381 of the Code. There are several rules that may limit the ability of Global Value Fund to utilize either its own capital loss carryforwards or those of Global Natural Resources Fund after the transfer date. Section 381 limits the amount of gain of Global Value Fund that can be offset by the capital loss carryforwards of Global Natural Resources Fund in the first taxable year ending after the reorganization. A second rule (pursuant to Sections 382 and 383 of the Code) limits the amount of post-reorganization capital gain of Global Value Fund that can be offset annually by Global Natural Resources Fund’s capital loss carryforwards, if any, in general, to the value of the equity of Global Natural Resources Fund’s immediately before the reorganization multiplied by the applicable long-term tax-exempt bond rate (as published by the IRS). Additional rules may further limit the utilization of the capital losses. As a result of these limitations, a portion of the capital loss carryforwards of Global Value Fund and Global Natural Resources Fund may expire before they can be utilized. In addition, the benefits of any of these various capital loss carryforwards and built in losses currently are available only to pre-Reorganization shareholders of each Fund. After Reorganization, however, the benefits will inure to the benefit of all post-Reorganization shareholders of Global Value Fund.

What is the Board’s recommendation?

Based upon its review, the Board, including a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees”), determined that the Reorganization would be in the best interests of the Funds and their shareholders. In addition, the Board determined that the interests of the shareholders of the Funds would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees approved the

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Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that Global Natural Resources Fund’s shareholders vote “FOR” the Reorganization Agreement.

What factors did the Board consider?

The Board considered the Reorganization as part of its deliberations regarding actions that would be in the best interest of Global Natural Resources Fund and its shareholders. Based upon its considerations, the Board determined that Global Natural Resources Fund would benefit from being merged into Global Value Fund under the day-to-day management of Voya IM.

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: an analysis of Voya IM as sub-adviser to each Fund; Management’s view that Global Natural Resources Fund is sub-scale; Management’s representations that the Reorganization is part of the Adviser’s business initiative of building scale in key strategies and eliminating sector-specific funds in order to enhance the efficiency, and reduce the complexity, of the Voya family of funds; the lower gross and net expense ratios that current shareholders in Global Natural Resources Fund are expected to experience as a result of the Reorganization; the implementation of breakpoints with respect to Global Value Fund’s advisory fee, which has the potential to reduce advisory fees in the future; representations from the Funds’ Chief Investment Risk Officer supporting the Reorganization, including his view that the strategy into which Global Natural Resources Fund would be merged constitutes an attractive investment proposition; the similarities and differences in the investment strategies of Global Natural Resources Fund and the Global Value Advantage strategy that would be employed in managing the surviving Fund; the larger combined asset size of the two Funds, benefitting them with increased scale and the potential to maintain long-term scale benefits for the shareholders of both Funds; the fact that direct and indirect costs relating to the Reorganization (with the exception of implicit transition costs) will not be borne by either of Global Natural Resources Fund or Global Value Fund or their respective shareholders; the expected tax consequences of the Reorganization to Global Natural Resources Fund and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; the Board’s determination that the Reorganization is in the best interest of Global Natural Resources Fund; and the Board’s conclusion that the Reorganization will not dilute the interests of the shareholders of Global Natural Resources Fund. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization?

If shareholders of Global Natural Resources Fund do not approve the Reorganization, Global Natural Resources Fund will continue to be managed by the Adviser as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

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General Information about the Proxy Statement/Prospectus

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Global Natural Resources Fund’s shareholders.

How is my proxy being solicited?

Global Natural Resources Fund has retained ComputerShare Fund Services (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of $26,200 which will be paid by the Adviser. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Fund. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the proposals on the Proxy Ballot, and ask for the shareholder’s instructions on the proposals. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement. The Solicitor’s representative will record the shareholder’s instructions on the Proxy Ballot. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at (866) 704-4437. In addition to solicitation by mail, certain officers and representatives of the Fund, officers and employees of the Adviser or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Fund shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the Fund a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of Global Natural Resources Fund is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. The presence of one-third of the outstanding shares of Global Natural Resources Fund entitled to vote on the Record Date, in person or represented by proxy, constitutes a quorum.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Voya Mutual Funds and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the

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Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on a proposal.

How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of Global Natural Resources Fund were outstanding and entitled to vote:

Class	Shares Outstanding
Class A	7,332,181.2830
Class I	552,438.3250
Class W	97,897.6850
Total	7,982,517.2930

Shares have no preemptive or subscription rights. To the knowledge of the Adviser, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of any class of the Fund, and the officers and Trustees own, as a group, less than 1% of the shares of any class of the Fund.

Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of Global Natural Resources Fund or Global Value Fund.

Can shareholders submit proposals for a future shareholder meeting?

The Fund is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Fund shareholder of record, unless the Fund has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement, please contact Shareholder Services at (800) 992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform the Fund in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at (800) 992-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

Huey P. Falgout, Jr.
Secretary

March 12 , 2015

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

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Appendix A: Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 9th day of January, 2015, by and between Voya Mutual Funds (“VMF”), a Delaware statutory trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Trust”) on behalf of its series, Voya International Value Equity Fund (to be renamed Voya Global Value Advantage Fund on or about December 1, 2014) (the “Acquiring Fund”), and the Trust, on behalf of its series, Voya Global Natural Resources Fund (the “Acquired Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class I, and Class W voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Acquiring Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraphs 1.2 and 1.3 herein, by the Acquiring Fund are in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.    TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.        Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class I, and Class W Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.        The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.        The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.        Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record with respect to its Class A, Class I, and Class W shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Fund Shares of the same Class received by the Acquired Fund pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Acquired Fund will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each Class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each Class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”). The aggregate net asset value of Class A, Class I, and Class W Acquiring Fund Shares to be so credited to shareholders of Class A, Class I, and Class W shares of the Acquired Fund shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund of that same Class owned by such shareholders on the Closing Date. All issued and outstanding Class A, Class I, and Class W Acquired Fund shares will simultaneously be canceled on the books of the

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Acquired Fund, although share certificates representing interests in Class A, Class I, and Class W shares of the Acquired Fund will represent a number of shares of the same Class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class I, and Class W Acquiring Fund Shares in connection with such exchange.

1.5.        Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6.        Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.    VALUATION

2.1.        The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.2.        The net asset value of Class A, Class I, and Class W Acquiring Fund Shares shall be the net asset value per share computed with respect to that Class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.3.        The number of the Class A, Class I, and Class W Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to each such Class by dividing the value of the net assets with respect to the Class A, Class I, and Class W shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Fund Shares of the same class, determined in accordance with paragraph 2.2.

2.4.        All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.

3.    CLOSING AND CLOSING DATE

3.1.        The Closing Date shall be May 22, 2015, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2.        The Acquired Fund shall direct the Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.        The Acquired Fund shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund shareholders and the number and percentage ownership of outstanding Class A, Class I, and Class W shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.        In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

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4.    REPRESENTATIONS AND WARRANTIES

4.1.        Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of VMF, VMF, on behalf of the Acquired Fund, represents and warrants to VMF as follows:

(a)    The Acquired Fund is duly organized as a series of VMF, which is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, with power under VMF’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)    VMF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)    The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)    On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)     The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VMF’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VMF, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VMF, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)    All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h)    Except as otherwise disclosed in writing to and accepted by VMF, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VMF, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at October 31, 2014, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)     Since October 31, 2014, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k)    On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

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(l)     For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)   All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n)    The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VMF, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)    The information to be furnished by VMF, on behalf of the Acquired Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)    The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.        Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of VMF, VMF, on behalf of the Acquiring Fund, represents and warrants to VMF as follows:

(a)    The Acquiring Fund is duly organized as a series of VMF, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under VMF’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)    VMF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, are in full force and effect;

(c)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)    The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)    On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)     The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VMF’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VMF, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VMF, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)    Except as otherwise disclosed in writing to and accepted by VMF, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge,

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threatened against VMF, on behalf of the Acquiring Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VMF, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)    The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at October 31, 2014, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)     Since October 31, 2014, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j)     On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)    For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)     All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquiring Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquiring Fund, as provided in paragraph 3.3. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)   The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VMF, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)    The Class A, Class I, and Class W Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o)    The information to be furnished by VMF, on behalf of the Acquiring Fund, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)    That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials with respect to the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Acquiring Fund Shares issuable hereunder that was not misleading becomes misleading based on

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events that occur after the date of this Agreement, the Acquiring Fund will, within a commercially reasonable amount of time, inform the Acquired Fund.

5.          COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.          The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Fund covenants that the Class A, Class I, and Class W Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class I, and Class W Acquiring Fund Shares received at the Closing.

5.8.          The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          VMF, on behalf of the Acquired Fund, covenants that VMF will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VMF, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) VMF’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) VMF’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.         The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of VMF, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at VMF’s election, to the performance by VMF, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of VMF, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          VMF, on behalf of the Acquiring Fund shall have delivered to the VMF a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the VMF and dated as of the Closing Date, to the effect that the representations and warranties of VMF, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the VMF shall reasonably request;

6.3.          VMF, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VMF, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

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7.          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of VMF, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at VMF’s election, to the performance by VMF, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of VMF, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          VMF, on behalf of the Acquired Fund shall have delivered to VMF, on behalf of the Acquiring Fund, a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VMF;

7.3.          VMF, on behalf of the Acquired Fund shall have delivered to VMF, on behalf of the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VMF and dated as of the Closing Date, to the effect that the representations and warranties of VMF, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VMF shall reasonably request;

7.4.          VMF, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VMF, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VMF, on behalf of the Acquired Fund, or VMF, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of VMF’s Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VMF. Notwithstanding anything herein to the contrary, neither VMF, on behalf of the Acquiring Fund, nor VMF, on behalf of the Acquired Fund, may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VMF, on behalf of the Acquiring Fund, or VMF, on behalf of the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Tax Counsel addressed to VMF substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Tax Counsel of representations it shall request of VMF. Notwithstanding anything herein to the contrary, VMF may not waive the condition set forth in this paragraph 8.5.

9.          BROKERAGE FEES AND EXPENSES

9.1.          VMF represents and warrants on behalf of the Acquiring Fund and the Acquired Fund that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.          The expenses relating to the proposed Reorganization will be borne by the investment adviser to both the Acquiring Fund and the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the

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Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.         ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.          The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.          The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.         TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before August 31, 2015, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.         AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VMF; provided, however, that following the meeting of the shareholders of the Acquired Fund called by VMF pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class I, and Class W Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.         NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

Voya Mutual Funds

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz

Voya Mutual Funds

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz

14.         HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.          The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.          This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.          This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

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14.4.          This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.          It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Fund or the corporate property of the Acquiring Fund, as the case may be, as provided in the Declaration of Trust of VMF. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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Appendix B: additional information regarding Voya Global Value Advantage Fund

Portfolio Holdings Information

A description of Global Value Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information dated February 27, 2015. Portfolio holdings information can be reviewed online at www.voyainvestments.com.

Classes of Shares

Choosing a Share Class

When choosing between classes, you should carefully consider: (1) how long you plan to hold shares of Global Value Fund; (2) the amount of your investment; (3) the expenses you’ll pay for each class, including ongoing annual expenses along with the initial sales charge or the contingent deferred sales charges (“CDSC”); and (4) whether you qualify for any sales charge discounts. Please review the disclosure about all of the available share classes carefully. Before investing, you should discuss with your financial intermediary which share class may be right for you.

The tables below summarize the features of the classes of shares discussed in this Proxy Statement/Prospectus. Specific Fund charges may vary so you should review the Global Value Fund’s fee table as well as the section entitled “Sales Charges” in this Proxy Statement/Prospectus.

Class A
Initial Sales Charge	Up to 5.75% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)
Contingent Deferred Sales Charge	None (except that with respect to purchases of $1 million or more for which the initial sales charge was waived, a charge of 1.00% applies to redemptions made within 18 months)[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.25% annually
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size	$1,000 ($250 for IRAs)/$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	$5,000
Conversion	None
Class I
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase*/Minimum Account Size	$250,000/$250,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None
Class W
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase*/Minimum Account Size	$1,000/$1,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None

1.     There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, these shares will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase.

*	Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940.

Please refer to the minimum investments table in this Appendix for additional information.

The relative impact of the initial sales charge, if applicable, and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class A shares pay correspondingly lower dividends and may have a lower net asset value (“NAV”) than Class I and Class W shares.

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You and/or your financial intermediary should also take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. Global Value Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform Global Value Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The Statement of Additional Information dated February 27, 2015 discusses specific classes of investors who may be eligible for a reduced sales charge. Before investing you should discuss which share class may be right for you with your financial intermediary.

Distribution and Service (12b-1) Fees

Global Value Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor provides and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“service fees”). These payments are made pursuant to distribution and/or shareholder servicing plans adopted by Global Value Fund pursuant to Rule 12b-1 of the 1940 Act (“12b-1 Plan”). Because these distribution and service fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and cost you more than paying other types of sales charges.

Global Value Fund has adopted a 12b-1 Plan for Class A shares. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of Global Value Fund's average daily net assets attributable to the particular class of shares):

Fund	Class A
Global Value Fund	0.25%

Sales Charges

Global Value Fund makes available in a clear and prominent format, free of charge, on its website, (www.voyainvestments.com), information regarding applicable sales loads, reduced sales charges (i.e., breakpoint discounts), sales load waivers, eligibility minimums and purchases of the Fund's shares. The website includes hyperlinks that facilitate access to the information.

Class A Shares

This section includes important information about sales charges and sales charge reduction programs available to investors in Global Value Fund's Class A shares and describes the information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the NAV of the shares at the time of purchase, plus an initial sales charge. The initial sales charge varies depending on the size of your purchase, as set forth in the following tables. No sales charge is imposed when Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of Global Value Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper breakpoint discount, if any.

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

Class A shares of Global Value Fund are sold subject to the following sales charge:

Your Investment	As a % of the offering price	As a % of net asset value
Less than $50,000	5.75	6.10
$50,000 - $99,999	4.50	4.71
$100,000 - $249,999	3.50	3.63
$250,000 - $499,999	2.50	2.56
$500,000 - $999,999	2.00	2.04
$1,000,000 and over[1]	N/A	N/A

1.     See “Contingent Deferred Sales Charges (”CDSCs“) - Class A Shares” below.

Shareholders that purchased funds that were a part of the Lexington family of funds or the Aetna family of funds prior to February 2, 1998, at the time of purchase, are not subject to sales charges for the life of their account on purchases made directly with Global Value Fund.

Contingent Deferred Sales Charges (“CDSCs”) - Class A Shares

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, these shares will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase.

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To keep your CDSC as low as possible, each time you place a request to redeem shares, Global Value Fund will first redeem shares in your account that are not subject to a CDSC and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

CDSC on Exchange into Voya Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from Global Value Fund into Voya Senior Income Fund. However, if you exchange into Voya Senior Income Fund and subsequently offer your common shares for repurchase by Voya Senior Income Fund, Global Value Fund’s CDSC will apply. After an exchange into Voya Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares of Global Value Fund.

Reduced or Waived Front-End Sales Charges

Investors in Global Value Fund could reduce or eliminate sales charges applicable to the purchase of Class A shares through utilization of the Letter of Intent, Rights of Accumulation, or Combination Privilege. These programs are summarized below and are described in greater detail in the Statement of Additional Information dated February 27, 2015.

You may reduce the initial sales charge on a purchase of Class A shares of a Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

•	Letter of Intent – lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once;

•	Rights of Accumulation – lets you add the value of shares of any open-end Voya mutual fund (excluding Voya Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge; or

•	Combination Privilege – shares held by investors in the Voya mutual funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:

•	Reinstatement Privilege – If you sell Class A shares of Global Value Fund (or shares of other Voya mutual funds managed by the Adviser) and reinvest any of the proceeds in Class A shares of another Voya mutual fund within 90 days. For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative or see the Statement Additional Information dated February 27, 2015; or

•	Purchases by Certain Accounts – Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker-dealers, and other financial intermediaries. Class A shares may also be purchased at NAV by shareholders that purchase a Fund through a financial intermediary that offers our Class A shares uniformly on a “no load” (or reduced load) basis to you and all similarly situated customers of the intermediary in accordance with the intermediary’s prescribed fee schedule for purchases of fund shares, including by shareholders that purchase shares through a financial intermediary that has entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

See the Account Application or the Statement of Additional Information dated February 27, 2015, for additional information regarding the reduction of Class A shares' charges, or contact your financial intermediary or a Shareholder Services Representative for more information.

Required Shareholder Information and Records. In order for investors in Class A shares of a Fund to take advantage of sales charge reductions, an investor or his/her financial intermediary must notify the Distributor that the investor qualifies for such reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor's account. An investor may have to provide certain information or records, including account statements, to his/her financial intermediary or to the Distributor to verify the investor's eligibility for breakpoint privileges or other sales charge waivers.

CDSC Waivers. If you notify Global Value Fund’s transfer agent, BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), at the time of redemption, the CDSC for Class A shares will be waived in the following cases:

•	Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•	Mandatory distributions from “employee benefit plans” or an Individual Retirement Account (“IRA”).

•	Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary or a Shareholder Services Representative.

Reinstatement Privilege. If you sell Class A shares of a Fund you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial

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intermediary or a Shareholder Services Representative, or see the Statement of Additional Information dated February 27, 2015 for more information. An investor may be asked to provide information or records, including account statements, regarding shares of a Fund held in all of the investor's accounts held directly with the Trust or through a financial intermediary; any account of the investor at another financial intermediary; and accounts of related parties of the investor; such as members of the same family or household, at any financial intermediary.

How Shares Are Priced

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.

The NAV per share for each class of Global Value Fund is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. Global Value Fund is open for business every day the NYSE is open. Fund shares will not be priced on days when the NYSE is closed. The NAV per share of each class of Global Value Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent Global Value Fund invests in other open-end funds (other than ETFs), the Fund will calculate its NAV using the NAV of the funds in which it invests as described in its prospectus.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from independent pricing services. Shares of investment companies held by Global Value Fund (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when Global Value Fund's NAV is not calculated. As a result, the NAV of Global Value Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares. When market quotations are not available or are deemed unreliable, Global Value Fund will use a fair value for an asset that is determined in accordance with procedures adopted by the Fund's Board. The types of assets for which such fair value pricing might be required include, but are not limited to:

•        Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•        Securities of an issuer that has entered into a restructuring;

•        Securities whose trading has been halted or suspended;

•        Debt instruments that have gone into default and for which there are no current market value quotations; and

•        Securities that are restricted as to transfer or resale.

Global Value Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Funds' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Funds' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

How to Buy Shares

Customer Identification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: Global Value Fund, the Distributor, or a third-party selling you the Global Value Fund, must obtain the following information for each person that opens an account:

•	Name;

•	Date of birth (for individuals);

•	Physical residential address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

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You may also be asked to show your driver’s license, passport, or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

Federal law prohibits Global Value Fund, the Distributor, and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

Global Value Fund or the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. Global Value Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of the Global Value Fund. Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940. Global Value Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value minimum.

Global Value Fund reserves the right to suspend the offering of shares or to reject any specific purchase order. Global Value Fund may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Class A Shares

Class A shares may be purchased and sold by contacting any financial intermediary (who may impose transaction charges in addition to those described herein) authorized to sell Fund shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, on-line, and bank wire.

Class I Shares

Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative, as stated above; (7) retirement plans affiliated with Voya Financial, Inc. ; (8) Voya Financial, Inc.’s affiliates for purposes of corporate cash management; and (9) other registered investment companies.

Class W Shares

Class W shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) insurance companies and foundations investing for their own account; (3) wrap programs offered by broker-dealers and financial institutions; (4) accounts of, or managed by, trust departments; (5) individuals whose accounts are managed by an investment adviser representative, as stated above; (6) retirement plans affiliated with Voya Financial, Inc. ; (7) Voya Financial, Inc.’s affiliates for purposes of corporate cash management; and (8) by other Voya mutual funds in the Voya family of funds.

In addition, Class W shares are available to the following persons through direct investment (not through broker-dealers that are not approved by Voya) into a Voya mutual fund or through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc. (formerly, ING Financial Partners, Inc.)): (1) current and retired officers and directors/trustees of the Voya mutual funds; (2) current and retired officers, directors, and full-time employees of Voya Investments, LLC, Directed Services LLC; any Voya mutual fund's sub-adviser; Voya Investments Distributor, LLC; and any of their affiliates; (3) family members of the foregoing persons (defined as current spouse, children, parents, grandparents, grandchildren, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins); (4) any trust, pension, profit-sharing, or other benefit plan for such persons (including family members); (5) discretionary advisory accounts of Voya Investments, LLC, Directed Services LLC, any Voya mutual fund's sub-adviser, or Voya Investments Distributor, LLC; and (6) qualifying investments made through Voya promotional programs as determined by Voya Investments Distributor, LLC.

Retirement Plans

Global Value Fund has available prototype qualified retirement plans for corporations and self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, and Pension and Profit Sharing Plans. BNY Mellon Investment Servicing Trust Company acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. BNY Mellon Investment Servicing Trust Company currently receives a $12 custodial fee annually for the maintenance of each such account.

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Make your investment using the purchase minimum guidelines in the following table:

Minimum Investments	Class	Initial Purchase	Subsequent Purchases
Non-retirement accounts	A/W1 I1 ,2	$1,000 $250,000	No minimum
Retirement accounts	A I1 ,2 W1	$250 $250,000 $1,000	No minimum
Pre-Authorized Investment Plan	A/W1 I1 ,2	$1,000 $250,000	At least $100/month
Certain omnibus accounts	A	$250	No minimum

1.	Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940.

2.	There is no minimum initial investment requirement for qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements.

Make your investment using the methods outlined in the following table.

Buying Shares	Opening an Account	Adding to an Account
By Contacting Your Financial Intermediary	A financial intermediary with an authorized firm can help you establish and maintain your account.	Contact your financial intermediary.
By Mail	Make your check payable to Voya Investment Management and mail it with a completed Account Application. Please include your financial intermediary on the New Account Application.	Fill out the Account Additions form at the bottom of your account statement and mail it along with your check payable to Voya Investment Management to the address on the account statement. Please write your account number on the check.
By Wire

Call Shareholder Services at (800) 992-0180 to obtain an account number and indicate your financial intermediary on the account.

Instruct your bank to wire funds to the Fund in the care of:

Bank of New York Mellon

ABA #011001234

Credit to: BNY Mellon Investment Servicing (U.S.) Inc. as Agent for Voya mutual funds

A/C #0000733938; for further credit to Shareholder A/C #

(A/C # you received over the telephone)

Shareholder Name:

________________ (Your Name Here)

After wiring funds you must complete the Account Application and send it to:

Voya Investment Management

P.O. Box 9772

Providence, RI

02940-9772

Wire the funds in the same manner described under “Opening an Account.”

How to Sell Shares

You may sell shares by using the methods outlined in the following table. Under unusual circumstances, a Fund may suspend the right of redemption as allowed by the SEC or federal securities laws.

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

Selling Shares	To Sell Some or All of Your Shares
By Contacting Your Financial Intermediary	You may sell shares by contacting your financial intermediary. Financial intermediaries may charge for their services in connection with your redemption request but neither the Fund nor the Distributor imposes any such charge.

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Selling Shares	To Sell Some or All of Your Shares
By Mail

Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

Voya Investment Management

P.O. Box 9772

Providence, RI 02940-9772

If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone – Expedited Redemption

You may sell shares by telephone on all accounts, other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder Services Representative at (800) 992-0180.

Receiving Proceeds by Check:

You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Voya Investment Management for at least 30 days.

Receiving Proceeds by Wire:

You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

Systematic Withdrawal Plan (available only for those share classes referenced below)

You may elect to make periodic withdrawals from your account on a regular basis.

Class A

•	Your account must have a current value of at least $10,000.

•	Minimum withdrawal amount is $100.

•	You may choose from monthly, quarterly, semi-annual or annual payments.

Class I and Class W

•	Your account must have a current value of at least $250,000 or $1,000 for Class I and Class W shares, respectively.

•	Minimum withdrawal amount is $1,000.

•	You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative or refer to the Account Application or the Statement of Additional Information dated February 27, 2015.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth under “How to Buy Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

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Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a request in good order. Global Value Fund has the right to take up to seven days to pay your redemption proceeds and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but Global Value Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. A redemption request made within 30 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.

A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder’s address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see the Statement of Additional Information dated February 27, 2015 for more details on the medallion signature guarantee program.

Global Value Fund normally intends to pay in cash for all shares redeemed but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at its then current market value equal to the redemption price. In such a case, Global Value Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Telephone Orders

Global Value Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. Global Value Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If Global Value Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Small Accounts

Due to the relatively high cost of handling small investments, Global Value Fund reserves the right, upon 30 days’ prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than Global Value Fund’s minimum. Before Global Value Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

How to Exchange Shares

Exchanges Between Shares of Voya Mutual Funds

You may exchange shares of Global Value Fund for shares of the same class of any other Voya mutual fund, except for Voya Corporate Leaders Trust Fund, without paying any additional sales charge, if you otherwise meet the eligibility requirements of the class of shares of the Voya mutual fund to be received in the exchange. If you purchase Class A shares of Voya Money Market Fund and did not pay a sales charge, you must pay the applicable sales charge on an exchange into Class A shares of another Voya mutual fund. Additionally, Class L shares of Voya Money Market Fund may be exchanged for Class C shares of any other Voya mutual fund.

If you exchange shares of Global Value Fund that are subject to a CDSC into shares of another Voya mutual fund that is subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate that was applicable to your original shares. Your new shares will continue to age for CDSC purposes from the date that the original shares were purchased.

If you acquired Class L shares of Voya Money Market Fund through an exchange from Class C shares of a Voya mutual fund that were subject to a CDSC and then exchange your Class L shares of Voya Money Market Fund for Class C shares of another Voya mutual fund you will continue to be subject to the CDSC that applied to your original shares. The time you held the Class L shares of Voya Money Market Fund will not count toward the CDSC holding period.

If you acquired Class L shares of Voya Money Market Fund through a purchase (not through an exchange) and then exchange your Class L shares of Voya Money Market Fund into Class C shares of another Voya mutual fund, you will become subject to any CDSC that applies to the Voya mutual fund into which you exchange. The time you held your Class L shares of Voya Money Market Fund will not count toward the CDSC holding period of the Voya mutual fund into which you exchanged.

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Exchanges Between Classes of Shares of the Same Fund

You may exchange Class W shares of Global Value Fund for Class I shares of the same Fund, or you may exchange Class A shares and Class I shares of Global Value Fund for any other class of the same Fund, if you otherwise meet the eligibility requirements of the class of shares to be received in the exchange, except that: (1) you may not exchange shares that are subject to a CDSC until the CDSC period has expired; and (2) you may not exchange Class A shares for Class W shares unless you acquired the Class A shares through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc.). All exchanges within the same Fund are subject to the discretion of the Distributor to permit or reject such exchanges.

Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes for an exchange between classes of shares of the same Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. Shareholders should consult their tax advisors as to the federal, state, local and non-U.S. tax consequences of an exchange between classes of shares of the same Fund.

Exchanges between classes of shares of the same Fund are not subject to the frequent trading and market timing policies of Voya mutual funds.

Additional Information About Exchanges

Fees and expenses differ among Voya mutual funds and among share classes of the same fund. Please read the prospectus for the Voya mutual fund and share class you are interested in prior to exchanging into that Voya mutual fund or share class. Contact your financial intermediary or consult your plan documents for additional information.

An exchange of shares of Global Value Fund for shares of another Voya mutual fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for federal and state income tax purposes. For exchanges between Voya mutual funds and among classes of shares of the same Fund, you should consult your own tax advisor for advice about the particular federal, state, and local tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the Voya mutual fund into which they are being exchanged.

If you exchange into Voya Senior Income Fund, your ability to sell or liquidate your investment will be limited. Voya Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for Voya Senior Income Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, Voya Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of Voya Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into Voya Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Voya Senior Income Fund prospectus or any other Voya mutual fund prospectus by calling (800) 992-0180 or by going to www.voyainvestments.com.

In addition to Global Value Fund, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other Voya mutual fund should carefully review the prospectus of that fund before exchanging their shares. Investors may obtain a copy of a prospectus of any Voya mutual fund not discussed in this Proxy Statement/Prospectus by calling (800) 992-0180 or by going to www.voyainvestments.com.

You will automatically have the ability to request an exchange between Voya mutual funds by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. Global Value Fund may change or cancel its exchange policies at any time, upon 60 days’ prior notice to shareholders.

Systematic Exchange Privilege

Subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually, or annually from your account to an identically registered account in the same class of any other open-end Voya mutual fund, except for Voya Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days’ prior written notice to shareholders.

Frequent Trading - Market Timing

Global Value Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of Global Value Fund. Global Value Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary that the Fund determines not to be in the best interest of the Fund. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating Global Value Fund’s frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading. Global Value Fund will not be liable for any loss resulting from rejected orders or other actions as described above.

Global Value Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely

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affect the ability of the Adviser or Sub-Adviser (if applicable) to invest assets in an orderly, efficient manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time Global Value Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by Global Value Fund based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by Global Value Fund is halted and does not resume prior to the time the Fund calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. Global Value Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies. Currently, Interactive Data Pricing and Reference Data, Inc. provide such services to Global Value Fund. However, to the extent that Global Value Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Fund’s shares which negatively affects long-term shareholders.

Global Value Fund’s Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. In general, shareholders may make exchanges among their accounts with Voya mutual funds once every thirty (30) days. However, Global Value Fund prohibits frequent trading. Global Value Fund has defined frequent trading as follows:

•	Any shareholder or financial adviser who initiated exchanges among all their accounts with Global Value Fund within thirty (30) calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;

•	Trading deemed harmful or excessive by Global Value Fund (including but not limited to patterns of purchases and redemptions), in its sole discretion; and

•	Trades initiated by financial advisers, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases and sales of Fund shares in the amount of $5,000 or less;

•	Transfers associated with systematic purchases or redemptions;

•	Purchases and sales of funds that affirmatively permit short-term trading;

•	Rebalancing to facilitate fund-of-fund arrangements or Global Value Fund’s systematic exchange privileges;

•	Purchases or sales initiated by Voya mutual funds; and

•	Transactions subject to the trading policy of an intermediary that Global Value Fund deems materially similar to the Fund’s policy.

Please note that while money market funds permit short-term trading, an exchange between a money market fund and another fund that does not permit short-term trading will count as an exchange for purposes of this policy.

If a violation of the policy is identified, the following action will be taken:

•	Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for ninety (90) days. For example, if an exchange is initiated on February 1st, and a second exchange is initiated on February 15th, trading privileges shall be suspended for ninety (90) days from February 1st.

•	Upon a second violation in a calendar year, purchase and exchange privileges shall be suspended for one hundred and eighty (180) days.

•	No purchases or exchanges will be permitted in the account and all related accounts bearing the same Tax ID or equivalent identifier.

On the next business day following the end of the ninety (90) or one hundred and eighty (180) day suspension, any trading restrictions placed on the account(s) shall be removed.

Global Value Fund reserves the right to modify this policy at any time without prior notice.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in Global Value Fund will occur. Moreover, in enforcing such restrictions, Global Value Fund is often required to make decisions that are inherently subjective. Global Value Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.

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Shareholders may invest in Global Value Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. Global Value Fund's Administrator has agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund. There is no assurance that Global Value Fund's Administrator will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

In some cases, Global Value Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where Global Value Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, Global Value Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in Global Value Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

Payments to Financial Intermediaries

Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, “Voya”) may compensate an intermediary for selling Voya mutual funds.

Only persons licensed with FINRA as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may sell a Voya mutual fund to you. The Distributor has agreements in place with each broker-dealer selling Global Value Fund defining specifically what those broker-dealers will be paid for the sale of a particular Voya mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from Voya. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

Global Value Fund’s Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by a Voya entity, Voya may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of Voya may receive additional compensation if the overall amount of investments in funds advised by Voya meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity's customer assets invested in Voya mutual funds; (2) a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of Global Value Fund's shares held by the broker-dealer's customers; or (2) 0.30% of the value of Global Value Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $30 for that sale.

Global Value Fund’s Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that Voya mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of Global Value Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top firms we paid to sell our mutual funds as of the last calendar year are:

Ameriprise Financial Services, Inc.; AXA Advisors, LLC; Broadridge Business Process Outsourcing (formerly, MSCS Financial Services, LLC); Capital One ShareBuilder, Inc.; Cetera Adviser Networks, LLC; Charles Schwab & Co., Inc.; Commonwealth Financial Network; Directed Services LLC; Edward D. Jones & Co., L.P.; JPMorgan Clearing Corporation; LPL Financial LLC; Merrill Lynch, Pierce, Fenner & Smith Inc.; Morgan Stanley Smith Barney LLC; National Financial Services LLC; Oppenheimer & Co., Inc.; Pershing, LLC; Raymond James & Associates, Inc.; RBC Capital Markets, LLC; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Stifel Nicolaus & Co., Inc.; TD Ameritrade, Inc.; UBS Financial Services, Inc.; Voya Financial Advisors, Inc. (formerly, ING Financial Partners, Inc.); Voya Retirement Insurance and Annuity Company (formerly, ING Life Insurance and Annuity Company); and Wells Fargo Advisors, LLC.

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Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

Dividends, Distributions, and Taxes

Dividends and Distributions

Global Value Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Global Value Fund distributes capital gains, if any, annually. Global Value Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually.

To comply with federal tax regulations, Global Value Fund may also pay an additional capital gains distribution.

Dividend Reinvestment

Unless you instruct Global Value Fund to pay you dividends in cash, dividends and distributions paid by Global Value Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of Global Value Fund invested in another Voya mutual fund that offers the same class of shares. If you are a shareholder of Voya Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A shares account of any open-end Voya mutual fund.

Taxes

The tax discussion in this Proxy Statement/Prospectus is only a summary of certain U.S. federal income tax issues generally affecting Global Value Fund and its shareholders. The following assumes that Global Value Fund’s shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in Global Value Fund with your tax advisor.

Global Value Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although Global Value Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes and may also be subject to state or local taxes. For mutual funds generally, dividends from net investment income (other than qualified dividend income and capital gain dividends) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

Distributions made to a non-corporate shareholder out of “qualified dividend income,” if any, received by Global Value Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder meets certain holding period and other requirements with respect to its shares.

Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of shares of Global Value Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed. If you purchase shares of Global Value Fund through a financial intermediary, that entity will provide this information to you.

Global Value Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, Global Value Fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from Global Value Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Global Value Fund is required to withhold a portion, currently 28%, of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide Global Value Fund with a shareholder's correct taxpayer

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identification number or certification that the shareholder is not subject to backup withholding. This is not an additional tax but can be credited against your tax liability.

Shareholders that invest in Global Value Fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

Foreign shareholders invested in Global Value Fund should consult with their tax advisors as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, Global Value Fund will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.

Foreign Income Taxes. Investment income received by Global Value Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle Global Value Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for Global Value Fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, or if at least 50% of the value of the Fund's total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, the Fund may file an election with the Internal Revenue Service (the “Foreign Election”) that may permit you to take a credit (or a deduction) for foreign income taxes paid by the Fund. A Fund may be subject to certain holding period requirements with respect to securities held to take advantage of this credit. If the Foreign Election is made by a Fund, you would include in your gross income both dividends received from the Fund and foreign income taxes paid by the Fund. You would be entitled to treat the foreign income taxes paid by a Fund as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code of 1986 with respect to the foreign tax credit generally. Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit. It is anticipated that a Fund will qualify to make the Foreign Election; however, the Fund cannot be certain that it will be eligible to make such an election or that you will be eligible for the foreign tax credit.

Cost Basis Reporting. The Internal Revenue Service requires mutual fund companies and brokers to report on Form 1099-B the cost basis on the sale or exchange of Fund shares acquired on or after January 1, 2012 (“covered shares”). If you acquire and hold shares directly through Global Value Fund and not through a financial intermediary, Global Value Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology. Information regarding the methods available for cost basis reporting is included in the Statement of Additional Information dated February 27, 2015.

Please see the Statement of Additional Information dated February 27, 2015 for further information regarding tax matters.

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FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the financial performance of each applicable share class of Global Value Fund for the past five years. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of Global Value Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Global Value Fund’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated October 31, 2014, are incorporated herein by reference.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net realized gains	From Return of Capital	Total Distributions	Payments from distribution settlement/ affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments, if any (2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)		($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
10-31-14	31.26	0.90•	(0.51)	0.39	0.02	—	—	0.02	0.03	31.66	1.33(a)	1.49	1.35	1.35	2.79	186,003	57
10-31-13	26.44	0.33•	5.15	5.48	0.66	—	—	0.66	—	31.26	21.10	1.60	1.36	1.36	1.15	229,273	125
10-31-12	32.23	0.29•	(2.74)	(2.45)	0.31	3.05	—	3.36	0.02	26.44	(7.71)(b)	1.58	1.51	1.47	1.05	82,688	35
10-31-11	31.83	0.21	0.66	0.87	0.47	—	—	0.47	—	32.23	2.69	1.43	1.43†	1.42†	0.70†	233,166	67
10-31-10	26.25	0.10	5.61	5.71	0.17	—	—	0.17	0.04	31.83	21.97(c)	1.50	1.49	1.48	0.44	200,835	49

Class I
10-31-14	31.54	0.95•	(0.48)	0.47	0.03	—	—	0.03	0.03	32.01	1.58(a)	1.21	1.10	1.10	2.93	44,586	57
10-31-13	26.69	0.43•	5.17	5.60	0.75	—	—	0.75	—	31.54	21.40	1.32	1.11	1.11	1.49	45,485	125
10-31-12	32.58	0.26•	(2.69)	(2.43)	0.43	3.05	—	3.48	0.02	26.69	(7.54)(b)	1.26	1.26	1.22	0.90	30,701	35
10-31-11	32.14	0.37•	0.62	0.99	0.55	—	—	0.55	—	32.58	3.04	1.08	1.08†	1.07†	1.09†	241,105	67
10-31-10	26.46	0.25•	5.63	5.88	0.24	—	—	0.24	0.04	32.14	22.49(c)	1.12	1.11	1.10	0.84	152,120	49

Class W
10-31-14	31.49	1.06•	(0.59)	0.47	0.03	—	—	0.03	0.03	31.96	1.59(a)	1.24	1.10	1.10	3.28	3,421	57
10-31-13	26.69	0.50•	5.09	5.59	0.79	—	—	0.79	—	31.49	21.39	1.35	1.11	1.11	1.78	6,380	125
10-31-12	32.50	0.37•	(2.76)	(2.39)	0.39	3.05	—	3.44	0.02	26.69	(7.43)(b)	1.33	1.26	1.22	1.32	8,308	35
10-31-11	32.07	0.29•	0.68	0.97	0.54	—	—	0.54	—	32.50	2.98	1.18	1.18†	1.17†	0.87†	25,458	67
10-31-10	26.46	0.21•	5.60	5.81	0.24	—	—	0.24	0.04	32.07	22.23(c)	1.25	1.24	1.23	0.73	30,105	49

1.	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

2.	Annualized for periods less than a year.

3.	Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

•	Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

(a)	Excluding a distribution payment from settlement of a regulatory matter during the year ended October 31, 2014, total return would have been 1.24%, 1.49% and 1.50% on Classes A, I, and W, respectively.

(b)	Excluding a distribution payment from settlement of a regulatory matter during the year ended October 31, 2012, total return would have been (7.77)%, (7.61)% and (7.50)% on Classes A, I, and W, respectively.

(c)	Excluding a payment from distribution settlement in the fiscal year ended October 31, 2010, total return would have been 21.82%, 22.34%, and 22.08% on Classes A, I, and W, respectively.

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Appendix C : Security ownership of certain beneficial and record owners

The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of February 6, 2015:

Voya Global Natural Resources Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
National Financial Services LLC For Excl Benefit of Our Customers 499 Washington Blvd Fl 5 Jersey City, NJ 07310-2010	9.1% Class A; Beneficial	8.4%	6.9%
UBS Financial Services Inc Attn Department Manager 499 Washington Blvd 9th Fl Jersey City, NJ 07310-2055	17.5% Class I; Beneficial	1.2%	5.7%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	5.5% Class A; 37.5% Class W; Beneficial	5.5%	6.5%
MLPF & S For The Sole Benefit of The Customers Attn: Fund Administration 4800 Deer Lake Dr East 3rd Floor Jacksonville, FL 32246-6484	42.1% Class I; Beneficial	2.9%	12.7%
First Clearing, LLC A/C 1699-0135 2801 Market Street Saint Louis, MO 63103	14.3% Class I; Beneficial	1.0%	7.6%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	24.5% Class I; Beneficial	1.7%	8.7%
State Street Bank and Trust Company TTE FBO ADP Access 401 (K) Product 1 Lincoln St. Boston, MA 02111-0000	6.7% Class W; Beneficial	0.1%	0.0%
Charles Schwab & Co Inc Reinvest Account Attn Mutual Fund Dept 101 Montgomery St San Francisco, CA 94104-4151	13.1% Class A; Beneficial	12.0%	5.1%
LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 9785 Towne Centre Dr San Diego, CA 92121	40.3% Class W; Beneficial	0.5%	0.3%

Voya Global Value Advantage Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
National Financial Services LLC For Excl Benefit of our Customers 499 Washington Blvd Fl 5 Jersey City, NJ 07310-2010	8.0% Class A; 6.9% Class B; 5.0% Class C; Beneficial	6.0%	6.9%
UBS Financial Services Inc Attn Department Manager 499 Washington Blvd 9th Fl Jersey City, NJ 07310-2055	5.3% Class A; 8.9% Class C; 26.8% Class I; Beneficial	8.9%	5.7%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	9.0% Class A; 6.5% Class C; 24.0% Class W; Beneficial	7.2%	6.5%
MLPF & S For The Sole Benefit of The Customers Attn: Fund Administration 4800 Deer Lake Dr East 3rd Floor Jacksonville, FL 32246-6484	18.8% Class A; 6.1% Class B; 24.9% Class C; 12.7% Class I; Beneficial	19.9%	12.7%
First Clearing, LLC A/C 1699-0135 2801 Market Street Saint Louis, MO 63103	8.9% Class A; 27.5% Class B; 12.6% Class C; 29.5% Class I; Beneficial	12.4%	7.6%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	11.2% Class A; 6.5% Class B; 19.4% Class C; 10.5% Class I; Beneficial	13.8%	8.7%
RBC Capital Markets LLC Mutual Fund Omnibus Processing Omnibus Attn Mutual Fund Ops Manager 60 S 6th St Minneapolis, MN 55402-4400	5.8% Class B; Beneficial	0.0%	0.0%
Charles Schwab & Co Inc Special Cust Acct FBO Customers Attn Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151	7.9% Class W; Beneficial	0.1%	0.1%
National Financial Services LLC (FBO) Our Customers Attn Mutual Funds Department 4th Floor 499 Washington Blvd Jersey City, NJ 07310	23.1% Class W; Beneficial	0.2%	0.1%
LPL Financial Omnibus Customer Account Attn: Lindsay O’Toole 9785 Towne Centre Dr San Diego, CA 92121	20.3% Class B; 11.7% Class W; Beneficial	0.2%	0.3%
Raymond James Omnibus for Mutual Funds House Acct Firm 92500015 Attn Courtney Waller 880 Carillon Parkway St. Petersburg, FL	6.0% Class C; 12.0% Class W; Beneficial	2.2%	1.3%
Reliance Trust Company Cust FBO ING Americas Deferred Comp Savings Plan PO Box 48529 Ste 200 Atlanta, GA 30362-1529	12.5% Class I; Beneficial	1.4%	0.8%
Richard Parower 2 Whippoorwill Ln Westport, CT 06880-2257	15.0% Class W; Record	0.2%	0.1%

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on February 6, 2015.

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PART B

Voya Mutual Funds

Statement of Additional Information

March 13, 2015

Acquisition of the Assets and Liabilities of: Voya Global Natural Resources Fund (A Series of Voya Mutual Funds) 7337 East Doubletree Ranch Road, Suite100 Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: Voya Global Value Advantage Fund (A Series of Voya Mutual Funds) 7337 East Doubletree Ranch Road, Suite100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information of Voya Global Value Advantage Fund (“SAI”) is available to the shareholders of Voya Global Natural Resources Fund (“Global Natural Resources Fund”), a series of Voya Mutual Funds, in connection with a proposed transaction whereby all of the assets and liabilities of Global Natural Resources Fund will be transferred to Voya Global Value Advantage Fund (formerly, Voya International Value Equity Fund) (“Global Value Advantage Fund,” together with Global Natural Resources Fund, the “Funds, each a “Fund”), a series of Voya Mutual Funds, in exchange for shares of Global Value Advantage Fund.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Global Value Advantage Fund; (iii) the accompanying pro forma financial statements; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for Global Natural Resources Fund, dated February 27, 2015, as filed on February 25, 2015 (File No: 811-07428) and the SAI for Global Value Advantage Fund dated February 27, 2015, as filed on February 25, 2015 (File No: 811-07428).

2.	The Financial Statements of Global Natural Resources Fund included in the Annual Report dated October 31, 2014, as filed on January 8, 2015, and the Semi-Annual Report dated April 30, 2014, as filed on July 2, 2014 (File No: 811-07428) and the Financial Statements of Global Value Advantage Fund included in the Annual Report dated October 31, 2014, as filed on January 8, 2015, and the Semi-Annual Report dated April 30, 2014, as filed on July 2, 2014 (File No. 811-07428).

This SAI is not a prospectus.  A Proxy Statement/Prospectus dated March 13, 2015, relating to the Reorganization of Global Natural Resources Fund may be obtained, without charge, by writing to the Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066.  This SAI should be read in conjunction with the Proxy Statement/Prospectus.

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Voya Global Value Advantage Fund

Set forth below is an excerpt from Global Value Advantage Fund’s annual report dated October 31, 2014.

Market Perspective: Year Ended October 31, 2014

In the first half of the fiscal year, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, advanced 6.14%. The Index saw turmoil late in the second half before ending the fiscal year with a gain of 12.19%. (The Index returned 8.67% for the one year ended October 31, 2014, measured in U.S. dollars.)

Global equities ended 2013 at a record high, with investor sentiment having reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases.

There was still plenty to worry about however, and by February 3, 2014, the Index slumped almost exactly 5%. A cold and snowy winter in the U.S. was depressing hiring and other key statistics like durable goods orders and home sales. Yet it took only 18 days to erase the loss, despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea.

With the improvement in the season came a pick-up in U.S. data. Employment reports started to look much better and the October bulletin marked the fifth month in six during which more than 200,000 jobs were created. National purchasing managers’ activity indices signaled healthy expansion. While the housing market was cooling, prices continued to rise on an annual basis. Consumer confidence touched seven-year high levels. Growth in gross domestic product (“GDP”) was -2.1% (annualized) in the first quarter but bounced back to 4.6% in the second.

Yet concerns remained about the sustainability of the recovery in the U.S. and worldwide. The improving U.S. employment situation was accompanied by the lowest labor force participation rate since 1978. Wage growth was sluggish at about 2% annually. Quantitative easing was about to end in October.

Outside of the U.S., growth in China was decelerating, which also weighed on global commodity supplying countries. Japan’s GDP fell 7.1% (annualized) in the second quarter after a rise in the consumption tax rate. But it was the euro zone that was the most problematic. Growth ground to a halt in the second quarter. Unemployment seemed stuck at 11.5%, while deflation was perilously close. Markets became increasingly skeptical that the European Central Bank (“ECB”) could attempt U.S., UK and Japan-style quantitative easing: there was no political consensus and Germany was unequivocally opposed.

The Index actually reached a new peak on September 19, but by October 16 fell 8.2%, roiled by a 4% monthly fall in German industrial production. As in February, the rebound was even faster: the Index recovered the 8.2% in the next two weeks, boosted when the ECB started to buy euro zone covered bonds, a pale shadow of quantitative easing, but a program which might evolve into it. Reasonably good corporate earnings in the U.S. and even Europe also supported equities as did the news on October 30 that U.S. GDP had grown 3.5% annualized in the third quarter. On the last day of the fiscal year sentiment received a final lift when the Bank of Japan substantially raised its quantitative easing target and Japan’s $1 trillion Government Pension Investment Fund (“GPIF”) announced an increased allocation to global equities.

In U.S. fixed income markets, short-term Treasury yields increased while long-term Treasury yields fell over the fiscal year. The Barclays U.S. Treasury Bond Index as a whole returned 2.78% for the period. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added 4.14%. Interestingly the Barclays U.S. Corporate Investment Grade Bond sub-index gained 6.29% and outperformed the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate), which returned 5.82% after a sharp loss in September. This may have reflected growing disillusionment with the risk/reward profile of high yield bonds, in the face of possibly improving returns on better quality issues.

U.S. equities, represented by the S&P 500® Index including dividends, soared 17.27% in the fiscal year, to an all-time high reached on October 31. Technology was the top performing sector, returning 29.71%; the worst was energy which only managed a gain of 4.30% as oil prices slumped in the face of increasing supply and faltering demand. Record operating earnings per share for S&P 500® companies in the second and probably third quarters of 2014 were supported by low interest rates, slow wage growth and a high level of share buy-backs.

In currencies, the dollar gained against other major currencies over the twelve months. The dollar jumped 8.46% against the euro, on the U.S.’s much better growth and interest rate increase prospects. The dollar edged up just 0.28% on the pound, which slipped from a multi-year high as the chances of an early interest rate increase receded, but surged 14.19% against the yen, on the prospect of further monetary easing in Japan and a partial re-allocation into non-yen securities for the GPIF.

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In international markets, the MSCI Japan® Index returned 13.47% for the fiscal year, boosted by the GPIF’s anticipated shift into Japanese equities, and despite the perception that the effect of the government’s ever-intensifying monetary stimulus measures was fading. The MSCI Europe ex UK® Index added 6.54%. The poor economic data referred to above and the lingering conflict in Ukraine depressed markets, which however, were spasmodically supported by the possibility of quantitative easing. Roughly half of the gain came from the strong health care sector. Despite considerably better economic results and prospects, the MSCI UK® Index was much weaker, rising only 0.55%. UK stock indices are not particularly representative of the UK economy: the largest 15 names account for half of the index and include global banks, energy and materials companies. As a group they returned just -0.02%.

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Index	Description
Barclays Global Aggregate Index	Provides a broad-based measure of the global investment-grade fixed-rate debt markets.
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
JP Morgan Corporate Emerging Markets Bond Index Diversified	A liquid global benchmark for US-dollar corporate emerging market bonds. The CEMBI DIVERSIFIED limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI DIVERSIFIED results in well-distributed, balanced weightings for countries included in the index.
JP Morgan Emerging Markets Bond Index Global Diversified	Tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
JP Morgan Government Bond Index — Emerging Markets Global Diversified	A comprehensive, global local Emerging Markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. Weights of those countries in the index with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
MSCI All Country World (ex-US) IndexSM	A free float-adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the U.S. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

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Index	Description
MSCI Europe, Australasia and Far East® (“MSCI EAFE”) Index	An unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.
MSCI EAFE® Small Cap Index	An equity index which captures small cap representation across Developed Markets countries* around the world, excluding the US and Canada. With 2,158 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Russia 10/40 Index	A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the Russian market taking into account the Undertakings for Collective Investment in Transferable Securities (UCITS III) directive which constrains the weight of any single group entity, as defined therein, at 10% of a fund’s total assets and the sum of the weights of all group entities representing more than 5% of the fund at 40% of the fund’s total assets.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russia Trading System Index	A capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia’s most active stocks traded on the RTS. The index is operated by the National Association of Participants in the Securities Markets, a non-profit body.
S&P Developed ex-US SmallCap Index	An unmanaged float-adjusted index which captures the bottom 15% of companies in the developed markets, based on the cumulative market capitalization of each country, excluding the United States, within the S&P Global Broad Market Index, which covers all publicly listed equities in 47 countries with a float-adjusted market capitalization of US$100 million or greater and a minimum annual trading liquidity of US$50 million.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Risk Growth Index	Seeks to measure the performance of an asset allocation strategy targeted to a growth focused risk profile.

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Portfolio Managers' Report

Geographic Diversification
as of October 31, 2014
(as a percentage of net assets)
Japan	21.3%
France	14.0%
United Kingdom	14.0%
Switzerland	11.7%
Netherlands	8.6%
Germany	6.9%
Australia	4.0%
Italy	3.5%
Denmark	2.5%
Sweden	2.2%
Countries between 0.7%-2.2%^	10.0%
Assets in Excess of Other Liabilities*	1.3%
Net Assets	100.0%

^ Includes 8 countries, which each represents 0.7%-2.2% of net assets.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Voya International Value Equity Fund* (“International Value Equity” or the “Fund”) seeks long-term capital appreciation. The Fund is managed by Martin Jansen, Joseph Vultaggio and David Rabinowitz, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.**

Performance: For the year ended October 31, 2014, the Fund’s Class A shares, excluding sales charges, provided a total return of 1.33% compared to the MSCI EAFE® Index which returned -0.60% for the same period.

Portfolio Specifics: International equity markets rose through June of the reporting period, but corrected significantly between early July and mid-October. Ebbing momentum of the fragile European economic recovery and a material growth slowdown in major emerging economies and fears of the looming interest rate hikes in the United States in 2015 were the primary drivers of this weakness. In Japan, the April sales tax increase impacted the economy more harshly than expected. Additional monetary easing measures announced in Europe and Japan in October helped assuage fears of a renewed recession, which set the stage for a market recovery in the second half of October.

The Fund outperformed the MSCI EAFE® Index. Performance was driven by security selection, particularly in the telecommunications, financials and energy sectors. Conversely, security selection in the materials and industrials sectors detracted the most from relative performance, and the only negatively performing sectors for the period. From a sector allocation perspective, the Fund’s residual cash position detracted from performance.

Among the top individual contributors to performance were overweight positions in Ajinomoto Co., Inc., Statoil ASA and OMRON Corporation. Japanese food producer Ajinomoto Co., Inc. benefited from the acquisition of Windsor Quality Holdings, a U.S. frozen food maker, which has the potential to boost sales, along with cost synergies to create a high margin portfolio. Statoil ASA, an integrated oil company, benefited from management announcing definitive return and growth targets that tied together the benefits of exploration success with an improving operational outlook. OMRON Corporation saw its stock react well to strong first quarter (“1Q”), fiscal year 2015 earnings and raised first half year guidance, highlighting a strong industrial automation business. The company continued its performance with a strong second quarter (“2Q”), while raising guidance for the full year and announcing its intentions of an increased dividend and share repurchase.

Top Ten Holdings
as of October 31, 2014*
(as a percentage of net assets)
Royal Dutch Shell PLC – Class A	3.4%
Novartis AG	3.2%
Roche Holding AG – Genusschein	2.9%
Total S.A.	2.8%
BHP Billiton Ltd.	2.1%
Toyota Motor Corp.	2.0%
Japan Tobacco, Inc.	1.9%
Nestle S.A.	1.9%
Bayer AG	1.8%
British American Tobacco PLC	1.8%

Portfolio holdings are subject to change daily.

Among the largest individual detractors from performance were overweight positions in Arkema SA, CNH Industrial NV and Noble Corporation PLC. Arkema SA, a French chemical manufacturer, underperformed after it missed analysts’ 2Q earnings expectations. The level of guidance downgrade for 2014 earnings was larger than expected. CNH Industrial NV, an Italian manufacturer of agricultural equipment, underperformed after a weak 1Q and reduced guidance. Additionally, during a capital markets day, management laid out their five-year financial targets and got a mixed reception. Diversified oil and gas service provider Noble Corporation PLC. underperformed after investors’ reacted to management’s comments early in the year about the industry experiencing a short pause in the cycle, despite reporting earnings that were mostly in line.

Current Strategy and Outlook: In our opinion, international developed stocks have modest upside potential from current levels. While we believe that the banking crisis in Europe has been substantially resolved, economic recovery is proving more elusive than market participants had hoped. Renewed quantitative easing measures by the European Central Bank can be expected to result in a modest recovery in 2015. In Japan, the sales tax increase implemented in April of this year had a much larger negative impact on consumption than anticipated. An additional hike in October 2015 is being postponed, while the Japanese Central Bank has enlarged its quantitative easing measures. Emerging economies have seen a marked growth deceleration in the past year, and are now, in our view, generally dependent on

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growth accelerating in the developed world; a stabilization and a slight recovery is in prospect for 2015. We believe the Fund is well diversified across both geographic regions and economic sectors; we continue to favor well-capitalized stocks with what we believe to be unrecognized value.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund is based only on the outlook of its portfolio managers through the end of this period, and may differ from that presented for other Voya mutual funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

* Effective December 1, 2014, the Fund will be known as Voya Global Value Advantage Fund.

** On September 12, 2014, the Funds Board of Trustees approved a change with a respect to the Fund’s name, investment objective, principal investment strategies, benchmark, and portfolio management team. These changes will be effective on December 1, 2014.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund is based only on the outlook of its portfolio managers through the end of this period, and may differ from that presented for other Voya mutual funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

*           *           *           *

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PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of Global Natural Resources Fund will be transferred to Global Value Advantage Fund, in exchange for shares of Global Value Advantage Fund, shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming the Reorganization is consummated, as of October 31, 2014. The first table presents the Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio.  The second table presents the Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio.  The third table presents the Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund.  The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2014 (Unaudited)

	Global Natural Resources Fund	Global Value Fund	Pro Forma Adjustments		Global Value Fund Pro Forma Combined
ASSETS:
Investments in securities at fair value +*	$77,447,730	$344,692,766	$ -		$422,140,496
Short-term investments at fair value**	2,240,690	4,740,528	-		6,981,218
Total Investments at fair value	$79,688,420	$349,433,294	-		$429,121,714
Cash	-	399			399
Foreign currencies at value***	27,861	1,251,533	-		1,279,394
Receivables:
Investment securities sold	-	3,627,267	-		3,627,267
Fund shares sold	48,368	51,941	-		100,309
Dividends	62,350	749,921	-		812,271
Foreign tax reclaims	2,772	1,212,826	-		1,215,598
Prepaid expenses	13,754	15,322	-		29,076
Reimbursement due from manager	7,341	59,794	240,000	(A)	307,135
Other assets	2,267	49,950	-		52,217
Total assets	79,853,133	356,452,247	240,000		436,545,380

LIABILITIES:
Payable for investment securities purchased	175,401	3,706,132	-		3,881,533
Payable for fund shares redeemed	54,200	472,802	-		527,002
Payable upon receipt for securities loaned	-	2,383,528	-		2,383,528
Payable for investment management fees	61,635	259,646	-		321,281
Payable to administrative fees	6,802	28,849	-		35,651
Payable for distribution and shareholder service fees	15,630	133,700	-		149,330
Payable to custodian due to bank overdraft	5,243	-	-		5,243
Payable to trustees under the deferred compensation plan	2,267	49,950	-		52,217
Payable for trustee fees	450	1,948	-		2,398
Other accrued expenses and liabilities	83,892	186,199	240,000	(A)	510,091
Total liabilities	405,520	7,222,754	240,000		7,868,274
NET ASSETS	$79,447,613	$349,229,493	$ -		$428,677,106

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STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2014 (Unaudited)

	Global Natural Resources Fund	Global Value Fund	Pro Forma Adjustments		Global Value Fund Pro Forma Combined
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$79,328,807	$1,310,235,533	$ -		$1,389,564,340
Undistributed net investment income	176,553	10,215,701	-		10,392,254
Accumulated net realized loss	(11,224,076)	(1,003,712,023)	-		(1,014,936,099)
Net unrealized appreciation	11,166,329	32,490,282	-		43,656,611
NET ASSETS	$79,447,613	$349,229,493	$ -		$428,677,106
______
+ Including securities loaned at value	$ -	$2,313,295	$ -		$2,313,295
* Cost of investments in securities	$66,281,152	$312,091,771	$ -		$378,372,923
** Cost of short-term investments	$2,240,690	$4,740,528	$ -		$6,981,218
*** Cost of foreign currencies	$28,005	$1,269,825	$ -		$1,297,830

Class A
Net Assets	$73,469,338	$186,002,933	$ -		$259,472,271
Shares authorized	unlimited	unlimited			unlimited
Par value	$ -	$ -	$ -		$ -
Shares outstanding	7,551,177	5,874,650	(5,230,604)	(B)	8,195,223
Net asset value and redemption price per share †	$9.73	$31.66	$ -		$31.66
Maximum offering price per share (5.75%) (1)	$10.32	$33.59	$ -		$33.59

Class B
Net Assets	$ -	$2,338,130	$ -		$2,338,130
Shares authorized	n/a	unlimited			Unlimited
Par value	$ -	$ -	$ -		$ -
Shares outstanding	-	68,819	-		68,819
Net asset value and redemption price per share †	$ -	$33.97	$ -		$33.97

Class C
Net Assets	$ -	$112,881,790	$ -		$112,881,790
Shares authorized	n/a	unlimited			unlimited
Par value	$ -	$ -	$ -		$ -
Shares outstanding	-	3,839,580	-		3,839,580
Net asset value and redemption price per share †	$ -	$29.40	$ -		$29.40

Class I
Net Assets	$4,832,314	$44,585,693	$ -		$49,418,007
Shares authorized	unlimited	unlimited			Unlimited
Par value	$ -	$ -	$ -		$ -
Shares outstanding	493,531	1,392,659	(342,568)	(B)	1,543,622
Net asset value and redemption price per share	$9.79	$32.01	$ -		$32.01

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STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2014 (Unaudited)

	Global Natural Resources Fund	Global Value Fund	Pro Forma Adjustments		Global Value Fund Pro Forma Combined
Class W
Net Assets	$1,145,961	$3,420,947	$ -		$4,566,908
Shares authorized	-	unlimited			unlimited
Par value	$ -	$ -	$ -		$ -
Shares outstanding	92,698	107,032	(56,842)	(B)	142,888
Net asset value and redemption price per share	$12.36	$31.96	$ -		$31.96

(A)	Reflects adjustment for estimated one time merger expenses and transition costs (See Note 4 in the Notes to Unaudited Pro Forma Financial Statements).
(B)	Reflects new shares issued, net of retired shares of Voya Global Natural Resources Fund. (Calculation: Net Assets ÷ NAV per share).
(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See accompanying Notes to Pro Forma Financial Statements (Unaudited)

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STATEMENTS OF OPERATIONS for the year ended October 31, 2014 (Unaudited)

	Global Natural Resources Fund	Global Value Fund	Pro Forma Adjustments		Global Value Fund Pro Forma Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,592,772	$16,080,795	$ -		$17,673,567
Securities lending income, net	-	12,522	-		12,522
Total investment income	1,592,772	16,093,317	-		17,686,089

EXPENSES:
Investment management fees	799,418	3,505,959	(229,851)	(A)	4,075,526
Distribution and shareholder service fees:
Class A	209,011	536,913	-		745,924
Class B	-	28,650	-		28,650
Class C	-	1,257,738	-		1,257,738
Transfer agent fees
Class A	165,267	305,999	(46,147)	(A)	425,119
Class B	-	4,034	-		4,034
Class C	-	180,941	-		180,941
Class I	4,376	47,089	1,104	(A)	52,569
Class W	3,202	7,708	(989)	(A)	9,921
Administrative service fees	89,921	389,548	-		479,469
Shareholder reporting expense	11,985	61,293	2,164	(A)	75,442
Registration fees	46,509	63,982	(31,740)	(A)	78,751
Professional fees	29,062	88,948	(8,530)	(A)	109,480
Custody and accounting expense	21,966	130,451	8,147	(A)	160,564
Trustee fees	2,698	11,687	-		14,385
Miscellaneous expense	5,194	9,315	33,438	(A)	47,947
Interest expense	21	2,383	529	(A)	2,933
Merger expenses	-	-	145,000	(B)	145,000
Total expenses	1,388,630	6,632,638	(126,875)		7,894,393
Net waived and reimbursed fees	(49,351)	(518,093)	(18,929)		(586,373)
Net expenses	1,339,279	6,114,545	(145,804)		7,308,020
Net investment income	253,493	9,978,772	145,804		10,378,069

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on:
Investments	5,491,231	41,697,335	(95,000)	(B)	47,093,566
Foreign currency related transactions	(2,155)	(290,576)	-		(292,731)
Net realized gain	5,489,076	41,406,759	(95,000)	(B)	46,800,835
Net change in unrealized appreciation (depreciation) on:
Investments	(6,667,785)	(45,687,214)	-		(52,354,999)
Foreign currency related transactions	(289)	(135,660)	-		(135,949)
Net change in unrealized appreciation (depreciation)	(6,668,074)	(45,822,874)	-		(52,490,948)
Net realized and unrealized loss	(1,178,998)	(4,416,115)	(95,000)	(B)	(5,690,113)

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STATEMENTS OF OPERATIONS for the year ended October 31, 2014 (Unaudited)

	Global Natural Resources Fund	Global Value Fund	Pro Forma Adjustments	Global Value Fund Pro Forma Combined
Increase (decrease) in net assets resulting from operations	$(925,505)	$5,562,657	$50,804	$4,687,956

*Foreign taxes withheld	$41,930	$1,147,346	$ -	$1,189,276

(A)	Reflects adjustment in expenses due to effects of new contractual rates.
(B)	Reflects adjustment for estimated one time merger expenses and transition costs (See Note 4 in Notes to Unaudited Pro Forma Financial Statements).

See accompanying Notes to Pro Forma Financial Statements (Unaudited)

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PORTFOLIO OF INVESTMENTS
as of October 31, 2014 (Unaudited)
Global Natural Resources Fund	Global Value Fund	Pro Forma adjustments		Global Value Fund Pro Forma Combined					Global Natural Resources Fund	Global Value Fund	Pro Forma adjustments		Global Value Fund Pro Forma Combined
Shares	Shares	Shares		Shares					Value	Value	Value		Value
		COMMON STOCK:					97.8%
						Australia:		4.1%
-	242,508	54,488	(A)	296,996		BHP Billiton Ltd.			-	7,255,100	1,630,119	(A)	8,885,219
238,869	647,518	(93,381	) (A)	793,006		Fortescue Metals Group Ltd.			737,233	1,998,467	(288,205	) (A)	2,447,495
-	89,551	20,121	(A)	109,672		Macquarie Group Ltd.			-	4,839,711	1,087,417	(A)	5,927,128
									737,233	14,093,278	2,429,331		17,259,842
						Canada:		0.0%
73,400	-	(73,400	) (A)	-		Alamos Gold, Inc.			547,708	-	(547,708	) (A)	-
54,600	-	(54,600	) (A)	-		Barrick Gold Corp.			648,102	-	(648,102	) (A)	-
35,900	-	(35,900	) (A)	-	@	Dominion Diamond Corp.			502,323	-	(502,323	) (A)	-
40,121	-	(40,121	) (A)	-		Eldorado Gold Corp.			219,863	-	(219,863	) (A)	-
44,508	-	(44,508	) (A)	-		GoldCorp, Inc.			835,860	-	(835,860	) (A)	-
264,400	-	(264,400	) (A)	-	@	Lundin Mining Corp.			1,180,012	-	(1,180,012	) (A)	-
46,500	-	(46,500	) (A)	-	@	MEG Energy Corp.			1,122,222	-	(1,122,222	) (A)	-
10,904	-	(10,904	) (A)	-	@	Seven Generations Energy Ltd.			219,618	-	(219,618	) (A)	-
30,200	-	(30,200	) (A)	-		Suncor Energy, Inc.			1,073,308	-	(1,073,308	) (A)	-
									6,349,016	-	(6,349,016)		-
						China:		2.2%
-	12,100,000	2,718,639	(A)	14,818,639		China Hongxing Sports Ltd.			-	67,696	15,210	(A)	82,906
-	323,000	72,574	(A)	395,574		China Mobile Ltd.			-	4,018,933	902,999	(A)	4,921,932
-	3,370,000	757,193	(A)	4,127,193		China Railway Construction Corp. Ltd.			-	3,540,508	795,504	(A)	4,336,012
									-	7,627,137	1,713,713		9,340,850
						Denmark:		2.5%
-	1,668	375	(A)	2,043		AP Moller - Maersk A/S - Class B			-	3,892,405	874,570	(A)	4,766,975
-	173,817	39,054	(A)	212,871		Danske Bank A/S			-	4,773,066	1,072,442	(A)	5,845,508
									-	8,665,471	1,947,012		10,612,483
						Finland:		0.9%
-	133,363	29,965	(A)	163,328		Fortum OYJ			-	3,092,923	694,937	(A)	3,787,860
						France:		14.0%
-	98,818	22,203	(A)	121,021	@	Alstom			-	3,449,066	774,958	(A)	4,224,024

12

								PORTFOLIO OF INVESTMENTS
								as of October 31, 2014 (Unaudited)
Global Natural Resources Fund	Global Value Fund	Pro Forma adjustments		Global Value Fund Pro Forma Combined			Global Natural Resources Fund	Global Value Fund	Pro Forma adjustments		Global Value Fund Pro Forma Combined
-	34,735	7,804	(A)	42,539	Arkema		-	2,143,909	481,707	(A)	2,625,616
-	43,535	9,782	(A)	53,317	Casino Guichard Perrachon S.A.		-	4,463,786	1,002,951	(A)	5,466,737
-	308,566	69,331	(A)	377,897	Credit Agricole SA		-	4,566,239	1,025,971	(A)	5,592,210
-	23,093	5,189	(A)	28,282	Kering		-	4,456,594	1,001,335	(A)	5,457,929
-	668,717	150,251	(A)	818,968	Natixis		-	4,603,095	1,034,252	(A)	5,637,347
-	240,005	53,926	(A)	293,931	Orange SA		-	3,820,965	858,518	(A)	4,679,483
-	72,103	16,201	(A)	88,304	Renault S.A.		-	5,363,470	1,205,098	(A)	6,568,568
-	30,079	6,758	(A)	36,837	Sanofi		-	2,729,368	613,252	(A)	3,342,620
-	212,232	47,686	(A)	259,918	Suez Environnement S.A.		-	3,575,528	803,372	(A)	4,378,900
21,700	-	(21,700	) (A)	-	Total S.A. ADR		1,299,613	-	(1,299,613	) (A)	-
-	162,906	36,603	(A)	199,509	Total S.A.		-	9,726,015	2,185,302	(A)	11,911,317
							1,299,613	48,898,035	9,687,103		59,884,751
					Germany:	6.9%
-	39,650	8,909	(A)	48,559	BASF AG		-	3,503,477	787,183	(A)	4,290,660
-	44,961	10,102	(A)	55,063	Bayer AG		-	6,430,395	1,444,821	(A)	7,875,216
-	31,127	6,994	(A)	38,121	Bayerische Motoren Werke AG		-	3,337,986	750,000	(A)	4,087,986
-	12,112	2,721	(A)	14,833	Continental AG		-	2,385,648	536,022	(A)	2,921,670
-	96,038	21,578	(A)	117,616	Deutsche Post AG		-	3,024,215	679,500	(A)	3,703,715
-	49,589	11,142	(A)	60,731	Siemens AG		-	5,593,306	1,256,739	(A)	6,850,045
							-	24,275,027	5,454,265		29,729,292
					Hong Kong:	0.8%
-	6,582,000	1,478,897	(A)	8,060,897	Chaoda Modern Agriculture Holdings Ltd.		-	190,878	42,888	(A)	233,766
-	350,000	78,640	(A)	428,640	Wharf Holdings Ltd.		-	2,588,643	581,633	(A)	3,170,276
							-	2,779,521	624,521		3,404,042
					Italy:	3.5%
-	745,093	167,412	(A)	912,505	Enel S.p.A.		-	3,807,361	855,462	(A)	4,662,823
-	1,399,776	314,510	(A)	1,714,286	Intesa Sanpaolo S.p.A.		-	4,115,000	924,584	(A)	5,039,584
-	577,216	129,692	(A)	706,908	UniCredit SpA		-	4,180,612	939,326	(A)	5,119,938
							-	12,102,973	2,719,372		14,822,345
					Japan:	21.2%
-	274,000	61,564	(A)	335,564	Ajinomoto Co., Inc.		-	5,173,300	1,162,369	(A)	6,335,669
-	55,200	12,403	(A)	67,603	Denso Corp.		-	2,530,016	568,460	(A)	3,098,476

13

PORTFOLIO OF INVESTMENTS
as of October 31, 2014 (Unaudited)
Global Natural Resources Fund	Global Value Fund	Pro Forma adjustments		Global Value Fund Pro Forma Combined				Global Natural Resources Fund	Global Value Fund	Pro Forma adjustments		Global Value Fund Pro Forma Combined
-	802,888	180,398	(A)	983,286		Hitachi Ltd.		-	6,308,672	1,417,472	(A)	7,726,144
-	194,300	43,657	(A)	237,957		Japan Tobacco, Inc.		-	6,629,332	1,489,520	(A)	8,118,852
-	249,100	55,969	(A)	305,069		JSR Corp.		-	4,485,857	1,007,910	(A)	5,493,767
-	198,800	44,668	(A)	243,468		Komatsu Ltd.		-	4,693,541	1,054,574	(A)	5,748,115
-	165,700	37,231	(A)	202,931		LIXIL Group Corp.		-	3,633,863	816,479	(A)	4,450,342
-	234,800	52,756	(A)	287,556		Mitsubishi Corp.		-	4,604,041	1,034,465	(A)	5,638,506
-	150,000	33,703	(A)	183,703		Mitsui Fudosan Co., Ltd.		-	4,824,966	1,084,104	(A)	5,909,070
-	2,244,500	504,308	(A)	2,748,808		Mizuho Financial Group, Inc.		-	4,090,189	919,009	(A)	5,009,198
-	441,000	99,087	(A)	540,087		Nomura Holdings, Inc.		-	2,754,657	618,934	(A)	3,373,591
-	248,400	55,812	(A)	304,212		NTT DoCoMo, Inc.		-	4,189,487	941,320	(A)	5,130,807
-	74,500	16,739	(A)	91,239		Omron Corp.		-	3,526,433	792,341	(A)	4,318,774
-	124,300	27,928	(A)	152,228		ORIX Corp.		-	1,725,314	387,654	(A)	2,112,968
-	324,500	72,911	(A)	397,411		Panasonic Corp.		-	3,904,142	877,207	(A)	4,781,349
-	155,800	35,006	(A)	190,806		Shionogi & Co., Ltd.		-	4,076,004	915,822	(A)	4,991,826
-	117,700	26,446	(A)	144,146		Toyota Motor Corp.		-	7,082,858	1,591,421	(A)	8,674,279
								-	74,232,672	16,679,061		90,911,733
						Netherlands:	8.6%
-	49,725	11,173	(A)	60,898		Airbus Group NV		-	2,968,633	667,011	(A)	3,635,644
-	181,700	40,826	(A)	222,526	L	ArcelorMittal		-	2,391,172	537,264	(A)	2,928,436
-	75,951	17,065	(A)	93,016		Koninklijke DSM NV		-	4,758,933	1,069,267	(A)	5,828,200
-	145,174	32,619	(A)	177,793		Koninklijke Philips NV		-	4,058,753	911,946	(A)	4,970,699
-	161,070	36,190	(A)	197,260		Reed Elsevier NV		-	3,710,287	833,651	(A)	4,543,938
17,973	-	(17,973	) (A)	-		Royal Dutch Shell PLC - Class A ADR		1,290,282	-	(1,290,282	) (A)	-
-	337,452	75,821	(A)	413,273		Royal Dutch Shell PLC - Class A		-	12,054,323	2,708,441	(A)	14,762,764
								1,290,282	29,942,101	5,437,298		36,669,681
						New Zealand:	1.1%
-	1,625,237	365,168	(A)	1,990,405		Spark New Zealand Ltd.		-	4,010,779	901,167	(A)	4,911,946
						Norway:	1.4%
-	219,591	49,339	(A)	268,930		Telenor ASA		-	4,937,865	1,109,470	(A)	6,047,335
						Singapore:	1.4%
-	278,000	62,463	(A)	340,463		United Overseas Bank Ltd.		-	4,980,561	1,119,064	(A)	6,099,625
						Spain:	1.5%

14

PORTFOLIO OF INVESTMENTS
as of October 31, 2014 (Unaudited)
Global Natural Resources Fund	Global Value Fund	Pro Forma adjustments		Global Value Fund Pro Forma Combined			Global Natural Resources Fund	Global Value Fund	Pro Forma adjustments		Global Value Fund Pro Forma Combined
-	654,756	147,115	(A)	801,871	Banco Popular Espanol SA		-	3,761,052	845,057	(A)	4,606,109
-	282,844	63,551	(A)	346,395	CaixaBank SA		-	1,545,799	347,320	(A)	1,893,119
							-	5,306,851	1,192,377		6,499,228
					Sweden:	2.2%
-	280,207	62,959	(A)	343,166	Nordea Bank AB		-	3,603,954	809,759	(A)	4,413,713
-	353,746	79,482	(A)	433,228	Telefonaktiebolaget LM Ericsson		-	4,180,005	939,190	(A)	5,119,195
							-	7,783,959	1,748,949		9,532,908
					Switzerland:	11.6%
431	-	(431	) (A)	-	Burckhardt Compression Holding AG		184,658	-	(184,658	) (A)	-
-	37,248	8,369	(A)	45,617	Cie Financiere Richemont SA		-	3,140,520	705,632	(A)	3,846,152
-	88,411	19,865	(A)	108,276	Nestle S.A.		-	6,483,545	1,456,764	(A)	7,940,309
-	122,375	27,496	(A)	149,871	Novartis AG		-	11,356,751	2,551,706	(A)	13,908,457
-	34,383	7,725	(A)	42,108	Roche Holding AG - Genusschein		-	10,146,479	2,279,774	(A)	12,426,253
-	19,564	4,396	(A)	23,960	Swiss Life Holding		-	4,488,782	1,008,568	(A)	5,497,350
-	16,826	3,781	(A)	20,607	Zurich Insurance Group AG		-	5,092,030	1,144,109	(A)	6,236,139
							184,658	40,708,107	8,961,895		49,854,660
					United Kingdom:	13.9%
-	236,194	53,070	(A)	289,264	Admiral Group PLC		-	5,053,856	1,135,532	(A)	6,189,388
-	47,273	10,622	(A)	57,895	AstraZeneca PLC		-	3,453,201	775,887	(A)	4,229,088
-	1,550,959	348,479	(A)	1,899,438	Barclays PLC		-	5,964,836	1,340,217	(A)	7,305,053
-	111,880	25,138	(A)	137,018	British American Tobacco PLC		-	6,341,061	1,424,749	(A)	7,765,810
-	367,740	82,626	(A)	450,366	CNH Industrial NV		-	3,000,896	674,260	(A)	3,675,156
-	338,278	76,006	(A)	414,284	HSBC Holdings PLC		-	3,448,852	774,910	(A)	4,223,762
-	638,264	143,409	(A)	781,673	Kingfisher PLC		-	3,092,034	694,738	(A)	3,786,772
-	1,211,771	272,268	(A)	1,484,039	Legal & General Group PLC		-	4,491,154	1,009,101	(A)	5,500,255
44,500	139,700	(13,111	) (A)	171,089	Noble Corp. PLC		930,940	2,922,524	(274,289	) (A)	3,579,175
-	156,736	35,216	(A)	191,952	Prudential PLC		-	3,629,367	815,469	(A)	4,444,836
4,813	-	(4,813	) (A)	-	Randgold Resources Ltd. ADR		280,165	-	(280,165	) (A)	-
13,791	-	(13,791	) (A)	-	Rio Tinto PLC		656,192	-	(656,192	) (A)	-
-	85,104	19,122	(A)	104,226	SABMiller PLC		-	4,813,714	1,081,575	(A)	5,895,289
-	38,510	8,653	(A)	47,163	Shire PLC		-	2,583,891	580,565	(A)	3,164,456
							1,867,297	48,795,386	9,096,357		59,759,040

15

PORTFOLIO OF INVESTMENTS
as of October 31, 2014 (Unaudited)
Global Natural Resources Fund	Global Value Fund	Pro Forma adjustments		Global Value Fund Pro Forma Combined				Global Natural Resources Fund	Global Value Fund	Pro Forma adjustments		Global Value Fund Pro Forma Combined
						United States:	0.0%
19,600	-	(19,600	) (A)	-		Albemarle Corp.		1,144,248	-	(1,144,248	) (A)	-
37,500	-	(37,500	) (A)	-		Anadarko Petroleum Corp.		3,441,750	-	(3,441,750	) (A)	-
24,100	-	(24,100	) (A)	-		C&J Energy Services, Inc.		465,371	-	(465,371	) (A)	-
6,500	-	(6,500	) (A)	-		CARBO Ceramics, Inc.		335,855	-	(335,855	) (A)	-
2,100	-	(2,100	) (A)	-		CF Industries Holdings, Inc.		546,000	-	(546,000	) (A)	-
40,667	-	(40,667	) (A)	-		Chevron Corp.		4,878,007	-	(4,878,007	) (A)	-
13,200	-	(13,200	) (A)	-		Cimarex Energy Co.		1,500,444	-	(1,500,444	) (A)	-
60,300	-	(60,300	) (A)	-		Cobalt International Energy, Inc.		706,113	-	(706,113	) (A)	-
28,200	-	(28,200	) (A)	-		ConocoPhillips		2,034,630	-	(2,034,630	) (A)	-
34,200	-	(34,200	) (A)	-		Consol Energy, Inc.		1,258,560	-	(1,258,560	) (A)	-
35,300	-	(35,300	) (A)	-		Devon Energy Corp.		2,118,000	-	(2,118,000	) (A)	-
38,700	-	(38,700	) (A)	-		EOG Resources, Inc.		3,678,435	-	(3,678,435	) (A)	-
74,364	-	(74,364	) (A)	-		ExxonMobil Corp.		7,191,742	-	(7,191,742	) (A)	-
18,700	-	(18,700	) (A)	-	@	Flotek Industries, Inc.		414,392	-	(414,392	) (A)	-
27,800	-	(27,800	) (A)	-		Forum Energy Technologies, Inc.		758,940	-	(758,940	) (A)	-
58,381	-	(58,381	) (A)	-		Freeport-McMoRan, Inc.		1,663,858	-	(1,663,858	) (A)	-
56,800	-	(56,800	) (A)	-		FX Energy, Inc.		170,400	-	(170,400	) (A)	-
62,028	-	(62,028	) (A)	-		Halliburton Co.		3,420,224	-	(3,420,224	) (A)	-
29,500	-	(29,500	) (A)	-		Hess Corp.		2,501,895	-	(2,501,895	) (A)	-
52,200	-	(52,200	) (A)	-		Laredo Petroleum, Inc.		989,712	-	(989,712	) (A)	-
1,700	-	(1,700	) (A)	-		Monsanto Co.		195,568	-	(195,568	) (A)	-
36,500	-	(36,500	) (A)	-	@	Newfield Exploration Co.		1,190,265	-	(1,190,265	) (A)	-
49,400	-	(49,400	) (A)	-		Occidental Petroleum Corp.		4,393,142	-	(4,393,142	) (A)	-
14,400	-	(14,400	) (A)	-		Packaging Corp. of America		1,037,952	-	(1,037,952	) (A)	-
49,800	-	(49,800	) (A)	-		Patterson-UTI Energy, Inc.		1,146,894	-	(1,146,894	) (A)	-
40,350	-	(40,350	) (A)	-		Phillips 66		3,167,475	-	(3,167,475	) (A)	-
19,700	-	(19,700	) (A)	-		Range Resources Corp.		1,347,480	-	(1,347,480	) (A)	-
5,100	-	(5,100	) (A)	-		Royal Gold, Inc.		291,465	-	(291,465	) (A)	-
20,000	-	(20,000	) (A)	-		Sanchez Energy Corp.		341,400	-	(341,400	) (A)	-
58,860	-	(58,860	) (A)	-		Schlumberger Ltd.		5,807,128	-	(5,807,128	) (A)	-
21,900	-	(21,900	) (A)	-		Steel Dynamics, Inc.		503,919	-	(503,919	) (A)	-

16

PORTFOLIO OF INVESTMENTS
as of October 31, 2014 (Unaudited)
Global Natural Resources Fund	Global Value Fund	Pro Forma adjustments		Global Value Fund Pro Forma Combined					Global Natural Resources Fund	Global Value Fund		Pro Forma adjustments		Global Value Fund Pro Forma Combined
20,100	-	(20,100	) (A)	-	@	Stillwater Mining Co		263,913	-	(263,913	) (A)	-
20,400	-	(20,400	) (A)	-		Superior Energy Services			513,060	-		(513,060	) (A)	-
7,300	-	(7,300	) (A)	-		Union Pacific Corp.			850,085	-		(850,085	) (A)	-
16,100	-	(16,100	) (A)	-	@	Unit Corp.			779,562	-		(779,562	) (A)	-
15,800	-	(15,800	) (A)	-		US Silica Holdings, Inc.			709,420	-		(709,420	) (A)	-
48,400	-	(48,400	) (A)	-		Valero Energy Corp.			2,424,356	-		(2,424,356	) (A)	-
22,400	-	(22,400	) (A)	-	@	Whiting Petroleum Corp.			1,371,776	-		(1,371,776	) (A)	-
4,300	-	(4,300	) (A)	-		Worthington Industries			166,195	-		(166,195	) (A)	-
									65,719,631	-		(65,719,631)		-

				PREFERRED STOCK:			0.7%
						Brazil:		0.7%
-	428,386	96,252	(A)	524,638		Cia Energetica de Minas Gerais			-	2,460,120		552,755	(A)	3,012,875

						Total Long-Term Investments
						(Cost $66,281,152, $312,091,771 and $378,372,923 Pro Forma Combined)			77,447,730	344,692,766		-		422,140,496

Principal amount†	Principal amount†			Principal amount†					Value	Value		Value		Value
				SHORT-TERM INVESTMENTS:			1.6%
						Securities Lending Collateralcc(1):		0.5%
-	1,000,000	-		1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 10/31/14, 0.13%, due 11/03/14 (Repurchase Amount $1,000,011, collateralized by various U.S. Government /U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 1/01/15-09/20/64)			-	1,000,000		-		1,000,000

17

					PORTFOLIO OF INVESTMENTS
					as of October 31, 2014 (Unaudited)
Global Natural Resources Fund	Global Value Fund	Pro Forma adjustments	Global Value Fund Pro Forma Combined					Global Natural Resources Fund	Global Value Fund	Pro Forma adjustments	Global Value Fund Pro Forma Combined
-	383,528	-	383,528		Nomura Securities, Repurchase Agreement dated 10/31/14, 0.11%, due 11/03/14 (Repurchase Amount $383,531, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $391,199, due 11/03/14-11/01/44)			-	383,528	-	383,528
-	1,000,000	-	1,000,000		State of Wisconsin Investment Board, Repurchase Agreement dated 10/31/14, 0.15%, due 11/03/14 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,021,316, due 04/15/16-01/15/29)			-	1,000,000	-	1,000,000
								-	2,383,528	-	2,383,528

					Mutual Funds:		1.1%
2,240,690	2,357,000	-	4,597,690		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††			2,240,690	2,357,000	-	4,597,690

					Total Short-Term Investments
					( Cost $2,240,690, $4,740,528 and $6,981,218 Pro Forma Combined)			2,240,690	4,740,528	-	6,981,218

					Total Investments in Securities
					(Cost $68,521,842, $316,832,299, $385,354,141 Pro Forma Combined)	100.1%		79,688,420	349,433,294	-	429,121,714
					Other Assets and Liabilities - Net	(0.1)%		(240,807)	(203,801)	-	(444,608)
					Net Assets	100.0		79,447,613	349,229,493	-	428,677,106

				†	Unless otherwise indicated, principal amount is shown in USD.
				††	Rate shown is the 7-day yield as of October 31, 2014.
				@	Non-income producing security
				ADR	American Depositary Receipt

18

PORTFOLIO OF INVESTMENTS
as of October 31, 2014 (Unaudited)
Global Natural Resources Fund	Global Value Fund	Pro Forma adjustments	Global Value Fund Pro Forma Combined			Global Natural Resources Fund	Global Value Fund	Pro Forma adjustments	Global Value Fund Pro Forma Combined
				cc	Securities purchased with cash collateral for securities loaned.
				L	Loaned security, a portion or all of the security is on loan at
					October 31, 2014.
				(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
				(A)	Reflects adjustments related to portfolio transitioning

				*	Cost for federal income tax purposes is:	$70,497,697	$318,109,088	$-	$388,606,785
					Net unrealized appreciation consists of:
					Gross Unrealized Appreciation	$16,943,642	$50,148,788	$-	$67,092,430
					Gross Unrealized Depreciation	(7,752,919)	(18,824,582)	-	(26,577,501)
					Net Unrealized Appreciation	$9,190,723	$31,324,206	$-	$40,514,929

19

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of October 31,2014 in valuing the assets and liabilities:
	Global Natural Resources Fund	Global Value Fund	Pro-forma adjustments		Global Value Fund Pro Forma Combined
Asset Table
Investments, at value
Level 1 - Quoted Prices	$78,110,337	$10,130,816	$(75,800,000	) (A)	$12,441,153
Level 2 - Other Significant Observable Inputs#	1,578,083	339,043,904	75,741,032	(A)	416,363,019
Level 3 - Significant Unobservable Inputs	-	258,574	58,968	(A)	317,542
Total Investments, at value	$79,688,420	$349,433,294	$-		$429,121,714

^ See Note 2, “Security Valuation” in the Notes to Unaudited Pro Forma Financial Statements for additional information.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

(A) Reflects adjustments related to portfolio transitioning.

20

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (the “Board”) of Voya Global Natural Resources Fund (“Global Natural Resources”) and Voya Global Value Advantage Fund (“Global Value Fund”) (each a “Fund” and collectively, the “Funds”), approved an Agreement and Plan of Reorganization dated January 9, 2015 (the “Plan”) whereby, subject to approval by the shareholders of Global Natural Resources Fund, Global Value Fund will acquire all of the assets of Global Natural Resources Fund, subject to the liabilities of such Fund, in exchange for Global Value Fund issuing shares of such fund to shareholders of Global Natural Resources Fund in a number equal in value to net assets of Global Natural Resources Fund (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Global Value Fund remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at October 31, 2014. The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of Global Natural Resources Fund and Global Value Fund at October 31, 2014. The unaudited pro forma Statement of Operations reflects the results of operations of Global Natural Resources Fund and Global Value Fund for the twelve-months ended October 31, 2014. These statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the date indicated above for Global Natural Resources Fund and Global Value Fund under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of Global Natural Resources Fund and Global Value Fund as of October 31, 2014. This unaudited pro forma Portfolio of Investments reflects management’s anticipation that most portfolio transitioning, including the sale of a significant portion of holdings of Global Natural Resources Fund and the purchase of assets Global Value Fund may hold or wish to hold, will take place shortly prior to the closing date of the Merger. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Global Value Fund for pre-combination periods will not be restated.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price. Fund securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Fund’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of each Fund. Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Global Value Fund issued in connection with the proposed acquisition of Global Natural Resources Fund by Global Value Fund as of October 31, 2014. The number of additional shares issued was calculated by dividing the net assets of each class of Global Natural Resources Fund by the respective class net asset value per share of Global Value Fund.

21

Note 4 – Merger and Transition Costs:

The Adviser (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings. Merger costs to be incurred by the Adviser (or an affiliate) are estimated at approximately $145,000. These costs represent the estimated expenses of the Fund carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. Total explicit transition costs are estimated to be $95,000. These expenses will be reimbursed by the Adviser (or an affiliate). Actual results could differ from these estimates.

Note 5 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

Note 6 – Federal Income Taxes:

It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

22

3 EASY WAYS TO VOTE YOUR PROXY 7337 EAST DOUBLETREE RANCH ROAD SUITE 100 VOTE BY PHONE: Call toll-free 1-877-907-7646 and SCOTTSDALE, ARIZONA 85258-2034 follow the recorded instructions. VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions. VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided. If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MAY 5, 2015. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: M81274-S28201 KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY VOYA GLOBAL NATURAL RESOURCES FUND THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL: For Against Abstain 1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and between Voya Global Natural Resources ! ! ! Fund ("Global Natural Resources Fund") and Voya Global Value Advantage Fund ("Global Value Fund"), providing for the reorganization of Global Natural Resources Fund with and into Global Value Fund, and 2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes. To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot. Please vote, date and sign this proxy and return it promptly in the enclosed envelope. This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign. Signature [PLEASE SIGN WITHIN BOX] Date Signature [Joint Owners] Date

23

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting to Be Held on May 5, 2015. The Proxy Statement/Prospectus for the Special Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/VOYA. M81275-S28201 THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety andTodd Modic, or any one or all of them, proxies, with full power of substitution, to vote all shares of the reverse-referenced Fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on May 5, 2015, at 1:00 PM, local time, and at any adjournment(s) or postponement(s) thereof. This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal. PLEASE SIGN AND DATE ON THE REVERSE SIDE.

24

Voya Mutual Funds

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 5.2 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant’s Trustees, officers, employees, and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office (“disabling conduct”).

Section 7 of Registrant’s Administration Agreement provides for the indemnification of Registrant’s Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

Section 9 of Registrant’s Distribution Agreement provides for the indemnification of Registrant’s Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant’s Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to trustees, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it, is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1.	(a)	Amended and Restated Declaration of Trust of Voya Mutual Funds dated June 3, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 102 to the Registrant’s Form N-1A Registration Statement on September 8, 2004 and incorporated herein by reference.

	(b)	Amendment No. 1 dated September 2, 2004 to the Amended and Restated Declaration of Trust (Class I shares for ING Global Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 102 to the Registrant’s Form N-1A Registration Statement on September 8, 2004 and incorporated herein by reference.

	(c)	Amendment No. 2 dated January 31, 2005 to the Amended and Restated Declaration of Trust (ING International Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on January 25, 2005 and incorporated herein by reference.

	(d)	Amendment No. 3 dated February 1, 2005 to the Amended and Restated Declaration of Trust (name change – ING Global Value Choice Fund, formerly ING Worldwide Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on January 25, 2005 and incorporated herein by reference.

25

(e)	Amendment No. 4 dated March 1, 2005 to the Amended and Restated Declaration of Trust (name change – ING International SmallCap Fund, formerly ING International SmallCap Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on September 30, 2005 and incorporated herein by reference.

(f)	Amendment No. 5 dated April 29, 2005 to the Amended and Restated Declaration of Trust (Class I shares for ING Global Value Choice Fund and ING International Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement September 30, 2005 and incorporated herein by reference.

(g)	Amendment No. 6 dated September 1, 2005 to the Amended and Restated Declaration of Trust (ING Emerging Markets Debt Fund and ING Greater China Fund) – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on September 30, 2005 and incorporated herein by reference.

(h)	Amendment No. 7 dated September 30, 2005 to the Amended and Restated Declaration of Trust (Class O shares for ING Global Equity Dividend Fund and ING Global Real Estate Fund) - Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on September 30, 2005 and incorporated herein by reference.

(i)	Amendment No. 8 dated November 1, 2005 to the Amended and Restated Declaration of Trust (ING Diversified International Fund, ING Index Plus International Equity Fund, and ING International Capital Appreciation Fund) – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

(j)	Amendment No. 9 dated November 10, 2005 to the Amended and Restated Declaration of Trust (ING International Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

(k)	Amendment No. 10 dated March 16, 2006 to the Amended and Restated Declaration of Trust (ING Global Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Form N-1A Registration Statement on June 19, 2006 and incorporated herein by reference.

(l)	Amendment No. 11 dated May 25, 2006 to the Amended and Restated Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Form N-1A Registration Statement on June 19, 2006 and incorporated herein by reference.

(m)	Amendment No. 12 dated July 13, 2006 to the Amended and Restated Declaration of Trust (Class R shares for ING Diversified International Fund) – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement on August 14, 2006 and incorporated herein by reference.

(n)	Amendment No. 13 dated October 9, 2006 to the Amended and Restated Declaration of Trust (name change - ING Global Natural Resources Fund, formerly ING Precious Metals Fund) – Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Form N-1A Registration Statement on December 7, 2006 and incorporated herein by reference.

(o)	Amendment No. 14 dated November 9, 2006 to the Amended and Restated Declaration of Trust (ING International Value Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Form N-1A Registration Statement on December 7, 2006 and incorporated herein by reference.

(p)	Amendment No. 15 dated November 9, 2006 to the Amended and Restated Declaration of Trust (authority to reclassify, reorganize, recapitalize, or convert issued or unissued interests of any class into interests of one or more other classes) – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on February 23, 2007 and incorporated herein by reference.

(q)	Amendment No. 16 dated November 9, 2006 to the Amended and Restated Declaration of Trust (abolishing Class M shares for ING Emerging Countries Fund) – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on February 23, 2007 and incorporated herein by reference.

26

(r)	Amendment No. 17 dated February 28, 2007 to the Amended and Restated Declaration of Trust (name change - ING International Growth Opportunities Fund, formerly ING International Fund) – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on February 23, 2007 and incorporated herein by reference.

(s)	Amendment No. 18 dated March 2, 2007 to the Amended and Restated Declaration of Trust (ING International Equity Dividend Fund) – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on July 27, 2007 and incorporated herein by reference.

(t)	Amendment No. 19 dated July 12, 2007 to the Amended and Restated Declaration of Trust (ING Asia-Pacific Real Estate Fund, ING European Real Estate Fund, and Class I shares for ING Global Equity Dividend Fund; and ING Global Natural Resources Fund; and Class O shares for ING Index Plus International Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on July 27, 2007 and incorporated herein by reference.

(u)	Amendment No. 20 dated September 12, 2007 to the Amended and Restated Declaration of Trust (Class W shares for ING Diversified International Fund, ING Emerging Countries Fund, ING Foreign Fund, ING Global Equity Dividend Fund, ING Global Natural Resources Fund, ING Global Real Estate Fund, ING International Equity Dividend Fund, ING International Real Estate Fund, and ING International SmallCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on November 9, 2007 and incorporated herein by reference.

(v)	Amendment No. 21 dated December 17, 2007 to the Amended and Restated Declaration of Trust (name change – ING International SmallCap Multi-Manager Fund, formerly ING International SmallCap Fund) – Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Form N-1A Registration Statement on February 27, 2008 and incorporated herein by reference.

(w)	Amendment No. 22 dated May 30, 2008 to the Amended and Restated Declaration of Trust (Class O shares for ING Diversified International Fund, ING Global Bond Fund, ING Greater China Fund, and ING International SmallCap Multi-Manager Fund) – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration Statement on June 4, 2008 and incorporated herein by reference.

(x)	Plan of Liquidation and Dissolution of Series with respect to ING International Value Opportunities Fund effective August 1, 2008 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

(y)	Amendment No. 23 effective September 27, 2008 to the Amended and Restated Declaration of Trust (dissolution of ING International Value Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Form N-1A Registration Statement on February 26, 2009 and incorporated herein by reference.

(z)	Amendment No. 24 dated March 27, 2009 to the Amended and Restated Declaration of Trust (Class Q shares for ING International Capital Appreciation Fund) – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

(aa)	Amendment No. 25 dated May 14, 2009 to the Amended and Restated Declaration of Trust (Class W shares for ING Global Bond Fund, ING Global Value Choice Fund, and ING International Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

(bb)	Plan of Liquidation and Dissolution of Series with respect to ING Disciplined International SmallCap Fund effective July 13, 2009 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

(cc)	Plan of Liquidation and Dissolution of Series with respect to ING Emerging Markets Fixed Income Fund effective July 13, 2009 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

(dd)	Amendment No. 26 effective August 10, 2009 to the Amended and Restated Declaration of Trust (dissolution of ING International Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on September 29, 2009 and incorporated herein by reference.

27

(ee)	Amendment No. 27 effective August 21, 2009 to the Amended and Restated Declaration of Trust (dissolution of ING Disciplined International SmallCap Fund and ING Emerging Markets Fixed Income Fund) – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on September 29, 2009 and incorporated herein by reference.

(ff)	Amendment No. 28 dated September 10, 2009 to the Amended and Restated Declaration of Trust (Class I shares for ING Russia Fund) – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on September 29, 2009 and incorporated herein by reference.

(gg)	Plan of Liquidation and Dissolution of Series with respect to ING International Equity Dividend Fund effective September 14, 2009 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

(hh)	Amendment No. 29 effective October 13, 2009 to the Amended and Restated Declaration of Trust (Class W shares for ING International Capital Appreciation Fund) – Filed as an Exhibit to Post-Effective Amendment No. 139 to the Registrant’s Form N-1A Registration Statement on February 25, 2010 and incorporated herein by reference.

(ii)	Amendment No. 30 dated November 20, 2009 to the Amended and Restated Declaration of Trust (converting Class Q shares into Class W shares and abolishing Class Q shares for ING Foreign Fund, ING Global Natural Resources Fund, ING Global Value Choice Fund, ING International SmallCap Multi-Manager Fund, and ING Russia Fund) – Filed as an Exhibit to Post-Effective Amendment No. 139 to the Registrant’s Form N-1A Registration Statement on February 25, 2010 and incorporated herein by reference.

(jj)	Amendment No. 31, effective March 5, 2010, to the Amended and Restated Declaration of Trust (converting Class Q shares into Class W shares and abolishing Class Q shares for ING Emerging Countries Fund and ING International Capital Appreciation Fund) – Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant’s Form N-1A Registration Statement on September 30, 2010 and incorporated herein by reference.

(kk)	Amendment No. 32 dated June 30, 2010 to Amended and Restated Declaration of Trust (name change – ING Global Opportunities Fund, formerly ING Foreign Fund) – Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant’s Form N-1A Registration Statement on September 30, 2010 and incorporated herein by reference.

(ll)	Amendment No. 33 dated September 30, 2010 to the Amended and Restated Declaration of Trust (Class I shares for ING International Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on December 6, 2010 and incorporated herein by reference.

(mm)	Plan of Liquidation and Dissolution of Series with respect to ING Asia-Pacific Real Estate Fund effective November 26, 2010 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

(nn)	Plan of Liquidation and Dissolution of Series with respect to ING European Real Estate Fund effective November 26, 2010 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

(oo)	Amendment No. 34 dated November 18, 2010 to the Amended and Restated Declaration of Trust (Class I shares for ING International Core Fund) – Filed as an Exhibit to Post-Effective Amendment No. 144 to the Registrant’s Form N-1A Registration Statement on January 24, 2011 and incorporated herein by reference.

(pp)	Amendment No. 35 dated May 19, 2011 to the Amended and Restated Declaration of Trust (Class R shares and Class W shares for certain ING Funds) – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on July 28, 2011 and incorporated herein by reference.

(qq)	Amendment No. 36 dated July 15, 2011 to the Amended and Restated Declaration of Trust (ING Emerging Markets Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement filed on July 28, 2011 and incorporated herein by reference.

28

(rr)	Amendment No. 37 dated January 12, 2012 to the Amended and Restated Declaration of Trust (Class B shares for ING Emerging Markets Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 157 to the Registrant’s Form N-1A Registration Statement on February 27, 2012 and incorporated herein by reference.

(ss)	Amendment No. 38 dated February 29, 2012 to the Amended and Restated Declaration of Trust (name change – ING International Small Cap Fund, formerly ING International SmallCap Multi-Manager Fund) – Filed as an Exhibit to Post-Effective Amendment No. 157 to the Registrant’s Form N-1A Registration Statement on February 27, 2012 and incorporated herein by reference.

(tt)	Plan of Liquidation and Dissolution of Series with respect to ING International Capital Appreciation Fund, effective January 17, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 157 to the Registrant’s Form N-1A Registration Statement on February 27, 2012 and incorporated herein by reference.

(uu)	Amendment No. 39 dated July 12, 2012 to the Amended and Restated Declaration of Trust (ING Diversified Emerging Markets Debt Fund) – Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on October 31, 2012 and incorporated herein by reference.

(vv)	Amendment No. 40 effective July 23, 2012 to the Amended and Restated Declaration of Trust (dissolving ING Emerging Countries Fund) – Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on October 31, 2012 and incorporated herein by reference.

(ww)	Amendment No. 41 dated August 1, 2012 to the Amended and Restated Declaration of Trust (Class W shares for ING International Core Fund) – Filed as an Exhibit to Post-Effective Amendment No. 160 to the Registrant’s Form N-1A Registration Statement on August 7, 2012 and incorporated herein by reference.

(xx)	Amendment No. 42 dated September 6, 2012 to the Amended and Restated Declaration of Trust (Class R6 shares for ING Global Bond Fund and ING Global Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on December 21, 2012 and incorporated herein by reference.

(yy)	Amendment No. 43 dated November 14, 2012 to the Amended and Restated Declaration of Trust (name change – ING International Value Equity Fund, formerly ING Global Value Choice Fund) –Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on December 21, 2012 and incorporated herein by reference.

(zz)	Amendment No. 44 dated November 15, 2012 to the Amended and Restated Declaration of Trust (name change – ING Emerging Markets Equity Dividend Fund, formerly ING Greater China Fund) – Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on December 21, 2012 and incorporated herein by reference.

(aaa)	Amendment No. 45 dated November 29, 2012 to the Amended and Restated Declaration of Trust (Class P shares for ING Global Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 167 to the Registrant’s Form N-1A Registration Statement on November 30, 2012 and incorporated herein by reference.

(bbb)	Amendment No. 46 dated January 10, 2013 to the Amended and Restated Declaration of Trust (ING Global Perspectives Fund) – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

(ccc)	Plan of Liquidation and Dissolution of Series with respect to ING Index Plus International Equity Fund, effective December 7, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

(ddd)	Amendment No. 47 dated July 1, 2013 to the Amended and Restated Declaration of Trust (name change – ING Multi-Manager International Equity Fund, formerly ING International Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

(eee)	Amendment No. 48 effective July 15, 2013 to the Amended and Restated Declaration of Trust (dissolution of ING International Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

29

	(fff)	Amendment No. 49 dated November 21, 2013 to the Amended and Restated Declaration of Trust (Class A, Class B, Class C, Class O, Class R, and Class W shares for ING Multi-Manager International Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

	(ggg)	Amendment No. 50 dated May 1, 2014 to the Amended and Restated Declaration of Trust (name change of each existing series of the Trust) – Filed as an Exhibit to Post-Effective Amendment No. 186 to the Registrant’s Form N-1A Registration Statement on July 14, 2014 and incorporated herein by reference.

	(hhh)	Amendment No. 51 dated May 22, 2014 to the Amended and Restated Declaration of Trust (Class R6 shares for Voya Global Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 186 to the Registrant’s Form N-1A Registration Statement on July 14, 2014 and incorporated herein by reference.

	(iii)	Amendment No. 52 effective October 1, 2014 to the Amended and Restated Declaration of Trust (abolition of Class B, Class C, and Class R shares of Voya Global Natural Resources Fund) – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

	(jjj)	Amendment No. 53 effective November 24, 2014 to the Amended and Restated Declaration of Trust (dissolution of Voya Global Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

	(kkk)	Amendment No. 54 dated December 1, 2014 to the Amended and Restated Declaration of Trust (name change – Voya Global Value Advantage Fund, formerly Voya International Value Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

2.	(a)	Amended Bylaws of Registrant (Nicholas-Applegate Mutual Funds) dated December 18, 1992 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

	(b)	Form of Amendment to Section 2.5 of Bylaws of Registrant – Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

3.	Not Applicable

4.	Agreement and Plan of Reorganization between Voya Global Natural Resources Fund, a series of Registrant, and Voya Global Value Advantage Fund, a series of Registrant – Attached as Appendix A to the Proxy Statement/Prospectus.

5.	N/A

6.	(a)	Investment Management Agreement between Voya Mutual Funds and Voya Investments, LLC effective November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(i) Reduction letter dated March 1, 2015 (Voya Multi-Manager International Equity Fund) with respect to the Investment Management Agreement between Voya Mutual Funds and Voya Investments, LLC for the period from March 1, 2015 through March 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(ii) Waiver Letter dated March 1, 2015 regarding the investment management fee for Class P shares of Voya Global Bond Fund for the period from March 1, 2015 through March 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(iii) Reduction letter dated March 1, 2015 (Voya Multi-Manager International Small Cap Fund) with respect to the Investment Management Agreement between Voya Mutual Funds and Voya Investments, LLC for the period from March 1, 2015 through March 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

30

(iv) Reduction letter dated March 2, 2015 (ING Voya Multi-Manager International Small Cap Fund) with respect to the Investment Management Agreement between Voya Mutual Funds and Voya Investments, LLC dated November 18, 2014 for the period from March 2, 2015 through March 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(b)	Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(c)	Sub-Advisory Agreement between Voya Investments, LLC and ING Investment Management Advisors B.V. dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(d)	Sub-Advisory Agreement between Voya Investments, LLC and CBRE Clarion Securities LLC (Voya International Real Estate Fund) dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(e)	Sub-Advisory Agreement between Voya Investments, LLC and CBRE Clarion Securities LLC (Voya Global Real Estate Fund) dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(f)	Form of Sub-Advisory Agreement between Voya Investments, LLC and Acadian Asset Management LLC dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(g)	Form of Sub-Advisory Agreement between Voya Investments, LLC and Baillie Gifford Overseas Limited dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(h)	Form of Sub-Advisory Agreement between Voya Investments, LLC and T. Rowe Price Associates, Inc. dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(i)	Sub-Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd (Voya Multi-Manager Emerging Markets Equity Fund, formerly ING International Growth Fund) dated May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

(j)	Sub-Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd. (ING International Growth Fund) dated August 2011 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

(k)	Form of Sub-Advisory Agreement between Voya Investments, LLC and Wellington Management Company, LLP dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(l)	Form of Sub-Advisory Agreement between Voya Investments, LLC and Delaware Investments Fund Advisers dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(m)	Form of Sub-Advisory Agreement between Voya Investments, LLC and J.P. Morgan Investment Management Inc. dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

31

(n)	Form of Sub-Advisory Agreement between Voya Investments, LLC and Lazard Asset Management LLC dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(o)	Form of Sub-Advisory Agreement between Voya Investments, LLC and Victory Capital Management Inc. dated March 2, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(p)	Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds (Voya Global Equity Dividend Fund) effective November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

	(i)	Amended Schedule A effective March 1, 2015 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds effective November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

	(ii)	Form of Waiver Letter dated March 1, 2015, between Voya Investments, LLC and Voya Mutual Funds (Voya Global Equity Dividend Fund), for the period from March 1, 2015 through March 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

(q)	Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds, effective November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

	(i)	Amended Schedule A dated March 2, 2015 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds, effective November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

	(ii)	Side Letter Agreement dated March 1, 2015 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds (Voya Global Natural Resources Fund) effective November 18, 2014 for the period from March 1, 2015 through March 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

	(iii)	Side Letter Agreement dated March 1, 2015 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds (Voya Diversified International Fund), effective November 18, 2014 for the period from March 1, 2015 through March 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

	(iv)	Side Letter Agreement dated March 1, 2015 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds (Voya Multi-Manager Emerging Markets Equity Fund), effective November 18, 2014 for the period from March 1, 2015 through March 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

	(v)	Side Letter Agreement dated March 1, 2015 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds (Voya Multi-Manager International Small Cap Fund), effective November 18, 2014 for the period from March 1, 2015 through March 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

	(vi)	Side Letter Agreement dated March 2, 2015 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds (Voya Multi-Manager International Small Cap Fund), effective November 18, 2014 for the period from March 2, 2015 through March 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

32

		(vii)	Side Letter Agreement dated January 1, 2015 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds (Voya Russia Fund), effective November 18, 2014 for the period from January 1, 2015 through March 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

	(r)	Expense Limitation Agreement between Voya Investments, LLC, Voya Mutual Funds and CBRE Clarion Securities LLC effective May 13, 2013 (ING International Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

		(i)	Side Letter Agreement dated December 31, 2013 to the Expense Limitation Agreement between Voya Investments, LLC, Voya Mutual Funds and CBRE Clarion Securities LLC, effective May 13, 2013 (ING International Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 186 to the Registrant’s Form N-1A Registration Statement on July 14, 2014 and incorporated herein by reference.

	(s)	Form of Expense Limitation Agreement between Voya Investments, LLC, Voya Mutual Funds and CBRE Clarion Securities LLC effective November 18, 2014 (Voya International Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

		(i)	Form of Side Letter Agreement dated March 1, 2015 to the Expense Limitation Agreement between Voya Investments, LLC, Voya Mutual Funds and CBRE Clarion Securities LLC, effective November 18, 2014 (Voya International Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

	(t)	Expense Limitation Agreement between Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC), Voya Investments, LLC, and Voya Mutual Funds (ING International Value Equity Fund) effective July 30, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

		(i)	Amended Schedule A effective March 1, 2015 to the Expense Limitation Agreement between Voya Investments Distributor, LLC, and Voya Mutual Funds, effective July 30, 2013 (Voya Global Value Advantage Fund) – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

7.	Underwriting Agreement between Voya Mutual Funds and Voya Investments Distributor, LLC dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

8.	N/A

9.	(a)	Custody Agreement with The Bank of New York Mellon dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

		(i)	Amended Exhibit A dated February 9, 2015 to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

	(b)	Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant’s Form N-1A Registration Statement on August 29, 2003 and incorporated herein by reference.

		(i)	Amended Exhibit A dated February 9, 2015 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

		(ii)	Amended Schedule 2 dated June 4, 2008 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

33

	(c)	Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i) Amended Exhibit A dated May 23, 2014 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 186 to the Registrant’s Form N-1A Registration Statement on July 14, 2014 and incorporated herein by reference.

(ii) Form of Amended Exhibit A dated February 9, 2015 to the Securities Lending Agreement and Guaranty with The Band of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

10.	(a)	Third Amended and Restated Service and Distribution Plan (Class A shares) dated September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

	(b)	Third Amended and Restated Service and Distribution Plan (Class B shares) dated September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

	(c)	Third Amended and Restated Service and Distribution Plan (Class C shares) dated September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

	(d)	Second Amended and Restated Service and Distribution Plan (Class A shares for Voya Global Natural Resources Fund and Voya Russia Fund) dated September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

	(e)	Second Amended and Restated Shareholder Servicing Plan (Class A, Class B, and Class C shares for Voya Global Real Estate Fund) dated September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

	(f)	Second Amended and Restated Service and Distribution Plan (Class B shares for Voya Global Natural Resources Fund and Voya Russia Fund) dated September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

(i) Amended Schedule A dated October 1, 2014 to the Second Amended and Restated Service and Distribution Plan (Class B shares for Voya Russia Fund) – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

	(g)	Second Amended and Restated Distribution Plan (Class B shares for Voya Global Real Estate Fund) dated September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

	(h)	Second Amended and Restated Service and Distribution Plan (Class C shares for Voya Global Natural Resources Fund and Voya Russia Fund) dated September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

(i) Amended Schedule A dated October 1, 2014 to the Second Amended and Restated Service and Distribution Plan (Class C shares for Voya Russia Fund) – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

	(i)	Second Amended and Restated Distribution Plan (Class C shares for Voya Global Real Estate Fund) dated September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

34

	(j)	Second Amended and Restated Shareholder Services Plan (Class O shares) dated September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

	(k)	Second Amended and Restated Shareholder Service and Distribution Plan (Class R shares) dated September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

		(i)	Amended Schedule A dated October 1, 2014 to the Second Amended and Restated Shareholder Service and Distribution Plan (Class R shares) – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

	(l)	Eighth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 167 to the Registrant’s Form N-1A Registration Statement on November 30, 2012 and incorporated herein by reference.

		(i)	Amended Schedule A dated October 1, 2014 to the Eighth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

		(ii)	Amended Schedule B dated October 1, 2014 to the Eighth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 188 to Registrant’s Form N-1A Registration Statement on December 22, 2014, and incorporated herein by reference.

11.	Opinion and Consent of Counsel – Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement on January 26, 2015.

12.	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

13.	(a)	Administration Agreement between Voya Mutual Funds and Voya Funds Services, LLC dated January 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

		(i)	Waiver Letter dated March 1, 2015 to the Administration Agreement dated January 1, 2015 regarding the administrative fee for Class P shares of Voya Global Bond Fund for the period from March 1, 20915 through March 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

	(b)	Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Mutual Funds dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

		(i)	Amended Exhibit A, effective February 9, 2015, to the Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. and Voya Mutual Funds dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

		(ii)	Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. and Voya Mutual Funds dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on July 28, 2011 and incorporated herein by reference.

	(c)	Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

35

(i) Amended Exhibit A dated February 9, 2015 to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 189 to the Registrant’s Form N-1A Registration Statement on February 25, 2015 and incorporated herein by reference.

14.	Consent of Independent Registered Public Accounting Firm – Not applicable.

15.	Not applicable.

16.	Powers of Attorney – Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement on January 27, 2015 and incorporated herein by reference.

17.	Not applicable.

ITEM 17. UNDERTAKINGS

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

36

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 48 5(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 2nd day of March , 2015.

Voya Mutual Funds

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	March 2, 2015

John V. Boyer*	Trustee	March 2, 2015

Patricia W. Chadwick*	Trustee	March 2, 2015

Albert E. DePrince, Jr.*	Trustee	March 2, 2015

Peter S. Drotch*	Trustee	March 2, 2015

Russell H. Jones*	Trustee	March 2, 2015

Patrick W. Kenny*	Trustee	March 2, 2015

Shaun P. Mathews*	Interested Trustee and President and Chief Executive Officer	March 2, 2015

Joseph E. Obermeyer*	Trustee	March 2, 2015

Sheryl K. Pressler*	Trustee	March 2, 2015

Colleen D. Baldwin*	Trustee	March 2, 2015

Roger B. Vincent*	Trustee	March 2, 2015

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**        Powers of Attorney for Todd Modic and each Trustee - Filed as an exhibit to the Registrant’s Registration Statement on Form N-14 on January 27, 2015 and incorporated herein by reference .

1